UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6102

MFS SERIES TRUST VI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2013

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

April 30, 2013

MFS® GLOBAL EQUITY FUND

LGE-SEM

MFS® GLOBAL EQUITY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

As 2013 has unfolded, we have seen global growth prospects decline, while U.S. and global equities march forward. Meanwhile, historically very low yields and a broadly sideways market have produced slim bond market returns. The big stories thus far this year are Japan’s aggressive stimulus, which appears to be eliciting its desired response among consumers and businesses, and the eurozone’s debt-driven doldrums. Meanwhile, the two economic giants, China and the United States, keep chugging along deliberately, albeit at historically moderate rates of growth.

The U.S. housing recovery has coincided with a pickup in auto sales and a lift in job creation, but the U.S. sequestration’s cuts are having the effect of a driver applying the brakes at the same time as the accelerator. The result is slower than desirable growth. China, similarly, keeps moving forward, but at a slower than normal pace, held back by the eurozone recession, slower global growth, and by the new government’s efforts to shift its enormous economy to more of a consumer focus. The eurozone continues to struggle with persistent record-high unemployment and 21 straight months of manufacturing contraction. The European Central Bank’s recent interest rate cut could help, but this region will require much needed, though politically difficult, structural reforms to climb out of its deep funk.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

June 17, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Walt Disney Co.	3.0%
Linde AG	3.0%
Nestle S.A.	2.9%
Reckitt Benckiser Group PLC	2.6%
Heineken N.V.	2.4%
Diageo PLC	2.4%
Honeywell International, Inc.	2.2%
Accenture PLC, “A”	2.1%
Visa, Inc., “A”	2.1%
Bayer AG	2.0%

Equity sectors
Consumer Staples	19.4%
Financial Services	15.7%
Health Care	11.9%
Leisure	8.9%
Industrial Goods & Services	7.8%
Basic Materials	7.7%
Technology	7.0%
Retailing	7.0%
Special Products & Services	4.5%
Transportation	3.6%
Energy	3.4%
Autos & Housing	1.1%
Utilities & Communications	0.3%

Issuer country weightings (x)
United States	50.6%
United Kingdom	9.8%
Switzerland	8.7%
France	8.3%
Germany	7.5%
Netherlands	3.7%
Japan	2.5%
Canada	1.7%
Sweden	1.2%
Other Countries	6.0%

Currency exposure weightings (y)
United States Dollar	53.2%
Euro	21.0%
British Pound Sterling	9.8%
Swiss Franc	8.7%
Japanese Yen	2.5%
Swedish Krona	1.2%
Brazilian Real	0.9%
South Korean Won	0.9%
Danish Krone	0.7%
Other Currencies	1.1%

2

Portfolio Composition – continued

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets.

Percentages are based on net assets as of 4/30/13.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

November 1, 2012 through April 30, 2013

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2012 through April 30, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/12	Ending Account Value 4/30/13	Expenses Paid During Period (p) 11/01/12-4/30/13
A	Actual	1.30%	$1,000.00	$1,169.12	$6.99
	Hypothetical (h)	1.30%	$1,000.00	$1,018.35	$6.51
B	Actual	2.05%	$1,000.00	$1,164.70	$11.00
	Hypothetical (h)	2.05%	$1,000.00	$1,014.63	$10.24
C	Actual	2.05%	$1,000.00	$1,164.50	$11.00
	Hypothetical (h)	2.05%	$1,000.00	$1,014.63	$10.24
I	Actual	1.05%	$1,000.00	$1,170.40	$5.65
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26
R1	Actual	2.05%	$1,000.00	$1,164.60	$11.00
	Hypothetical (h)	2.05%	$1,000.00	$1,014.63	$10.24
R2	Actual	1.55%	$1,000.00	$1,167.69	$8.33
	Hypothetical (h)	1.55%	$1,000.00	$1,017.11	$7.75
R3	Actual	1.30%	$1,000.00	$1,168.76	$6.99
	Hypothetical (h)	1.30%	$1,000.00	$1,018.35	$6.51
R4	Actual	1.05%	$1,000.00	$1,170.48	$5.65
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26
R5	Actual	0.99%	$1,000.00	$1,170.69	$5.33
	Hypothetical (h)	0.99%	$1,000.00	$1,019.89	$4.96

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

4/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.3%
Issuer	Shares/Par	Value ($)
Aerospace - 4.0%
Honeywell International, Inc.	354,748	$26,088,169
United Technologies Corp.	234,228	21,382,674

		$47,470,843
Alcoholic Beverages - 6.8%
Carlsberg Group	95,077	$8,825,663
Diageo PLC	929,369	28,352,997
Heineken N.V. (l)	402,843	28,446,701
Pernod Ricard S.A.	115,550	14,304,316

		$79,929,677
Apparel Manufacturers - 3.8%
Burberry Group PLC	280,804	$5,827,457
Compagnie Financiere Richemont S.A.	167,177	13,502,896
LVMH Moet Hennessy Louis Vuitton S.A.	119,177	20,638,944
NIKE, Inc., “B”	88,510	5,629,236

		$45,598,533
Automotive - 1.1%
Delphi Automotive PLC	233,336	$10,782,457
Harley-Davidson, Inc.	40,650	2,221,523

		$13,003,980
Broadcasting - 6.7%
Omnicom Group, Inc.	204,333	$12,212,983
Time Warner, Inc.	195,550	11,689,979
Viacom, Inc., “B”	87,652	5,608,851
Walt Disney Co.	567,475	35,660,129
WPP Group PLC	887,952	14,675,754

		$79,847,696
Brokerage & Asset Managers - 0.5%
Deutsche Boerse AG	105,481	$6,584,486

Business Services - 4.5%
Accenture PLC, “A”	311,796	$25,392,666
Adecco S.A.	126,254	6,752,647
Brenntag AG	36,708	6,257,950
Compass Group PLC	1,092,741	14,377,056

		$52,780,319

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Cable TV - 0.6%
Time Warner Cable, Inc.	77,690	$7,294,314

Chemicals - 1.7%
3M Co.	193,256	$20,235,836

Computer Software - 2.9%
Autodesk, Inc. (a)	122,236	$4,813,654
Check Point Software Technologies Ltd. (a)	85,320	3,977,618
Dassault Systemes S.A.	31,193	3,803,973
Oracle Corp.	655,973	21,502,795

		$34,098,040
Computer Software - Systems - 0.7%
Canon, Inc.	240,500	$8,622,327

Consumer Products - 6.8%
Beiersdorf AG	12,542	$1,135,226
Colgate-Palmolive Co.	144,164	17,214,623
International Flavors & Fragrances, Inc.	154,015	11,888,418
Procter & Gamble Co.	57,395	4,406,214
Reckitt Benckiser Group PLC	426,574	31,116,575
Svenska Cellulosa Aktiebolaget	567,010	14,724,124

		$80,485,180
Electrical Equipment - 3.8%
Amphenol Corp., “A”	156,398	$11,811,177
Legrand S.A.	306,018	14,260,523
Rockwell Automation, Inc.	30,971	2,625,721
Schneider Electric S.A.	217,685	16,598,787

		$45,296,208
Electronics - 2.7%
Altera Corp.	183,200	$5,864,232
Hoya Corp.	427,300	8,538,548
Microchip Technology, Inc.	206,725	7,528,925
Samsung Electronics Co. Ltd.	7,465	10,303,096

		$32,234,801
Energy - Independent - 0.5%
INPEX Corp.	1,225	$5,906,037

Food & Beverages - 5.8%
Dr Pepper Snapple Group, Inc.	169,379	$8,270,777
Groupe Danone (l)	290,167	22,167,676

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Beverages - continued
J.M. Smucker Co.	35,275	$3,641,438
Nestle S.A.	481,433	34,380,675

		$68,460,566
Food & Drug Stores - 1.5%
Lawson, Inc.	43,700	$3,442,745
Walgreen Co.	285,064	14,113,519

		$17,556,264
Gaming & Lodging - 0.5%
William Hill PLC	861,030	$5,697,669

General Merchandise - 1.0%
Target Corp.	169,256	$11,942,703

Insurance - 0.8%
Swiss Re Ltd.	116,228	$9,243,989

Major Banks - 5.9%
Bank of New York Mellon Corp.	638,488	$18,018,131
Goldman Sachs Group, Inc.	86,273	12,601,897
Standard Chartered PLC	634,710	15,942,436
State Street Corp.	389,075	22,749,215

		$69,311,679
Medical Equipment - 7.0%
DENTSPLY International, Inc.	221,326	$9,373,156
Medtronic, Inc.	282,599	13,191,721
Sonova Holding AG	61,066	6,646,461
St. Jude Medical, Inc.	429,455	17,702,135
Thermo Fisher Scientific, Inc.	295,474	23,838,842
Waters Corp. (a)	131,398	12,141,175

		$82,893,490
Network & Telecom - 0.7%
Cisco Systems, Inc.	398,146	$8,329,214

Oil Services - 2.9%
National Oilwell Varco, Inc.	163,856	$10,686,688
Saipem S.p.A.	253,201	7,169,241
Schlumberger Ltd.	228,029	16,972,198

		$34,828,127

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Other Banks & Diversified Financials - 8.5%
Aeon Financial Service Co. Ltd.	115,800	$3,469,783
American Express Co.	226,185	15,473,316
Credicorp Ltd.	21,405	3,223,379
Erste Group Bank AG	195,604	6,130,896
ICICI Bank Ltd.	380,735	8,223,523
Itau Unibanco Holding S.A., ADR	614,390	10,340,184
Julius Baer Group Ltd.	229,632	9,147,741
Komercni Banka A.S.	22,948	4,386,457
Sberbank of Russia, ADR	325,365	4,184,194
UBS AG	629,888	11,245,581
Visa, Inc., “A”	146,979	24,760,082

		$100,585,136
Pharmaceuticals - 4.9%
Bayer AG (l)	229,839	$23,978,822
Johnson & Johnson	102,301	8,719,114
Merck KGaA (l)	106,034	16,142,554
Roche Holding AG	37,831	9,455,716

		$58,296,206
Railroad & Shipping - 1.9%
Canadian National Railway Co.	201,512	$19,744,146
Kuehne & Nagel International AG	20,485	2,344,164

		$22,088,310
Restaurants - 1.1%
McDonald’s Corp.	122,730	$12,535,642

Specialty Chemicals - 6.0%
Akzo Nobel N.V.	255,911	$15,428,867
L’Air Liquide S.A.	51,257	6,488,379
Linde AG	185,511	35,082,731
Praxair, Inc.	120,290	13,749,147

		$70,749,124
Specialty Stores - 0.7%
Sally Beauty Holdings, Inc. (a)	267,641	$8,045,288

Trucking - 1.7%
United Parcel Service, Inc., “B”	229,185	$19,673,240

Utilities - Electric Power - 0.3%
Red Electrica de Espana	62,053	$3,300,699
Total Common Stocks (Identified Cost, $856,812,762)		$1,162,925,623

9

Portfolio of Investments (unaudited) – continued

Money Market Funds - 1.2%
Issuer	Shares/Par	Value ($)
MFS Institutional Money Market Portfolio, 0.13%, at Cost and Net Asset Value (v)	14,635,995	$14,635,995

Collateral for Securities Loaned - 5.4%
Citigroup, Inc. Repurchase Agreement, 0.14%, dated 4/30/13, due 5/01/13, total to be received $25,000,097 (secured by U.S. Treasury and Federal Agency obligations valued at $25,500,005 in an individually traded account)	$25,000,000	$25,000,000
Goldman Sachs Repurchase Agreement, 0.16%, dated 4/30/13, due 5/01/13, total to be received $29,110,570 (secured by U.S. Treasury and Federal Agency obligations valued at $29,692,650 in an individually traded account)	$29,110,441	29,110,441
Morgan Stanley Repurchase Agreement, 0.16%, dated 4/30/13, due 5/01/13, total to be received $10,000,044 (secured by U.S. Treasury and Federal Agency obligations valued at $10,200,004 in an individually traded account)	$10,000,000	10,000,000
Total Collateral for Securities Loaned at Cost and Value		$64,110,441
Total Investments (Identified Cost, $935,559,198)		$1,241,672,059

Other Assets, Less Liabilities - (4.9)%		(58,372,825)
Net Assets - 100.0%		$1,183,299,234

(a)	Non-income producing security.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/13 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $920,923,203)	$1,227,036,064
Underlying affiliated funds, at cost and value	14,635,995
Total investments, at value, including $61,141,554 of securities on loan (identified cost, $935,559,198)	$1,241,672,059
Cash	368
Receivables for
Investments sold	992,040
Fund shares sold	3,926,267
Interest and dividends	3,569,058
Other assets	4,264
Total assets	$1,250,164,056
Liabilities
Payables for
Investments purchased	$1,504,903
Fund shares reacquired	648,078
Collateral for securities loaned, at value	64,110,441
Payable to affiliates
Investment adviser	56,718
Shareholder servicing costs	372,299
Distribution and service fees	11,047
Payable for independent Trustees’ compensation	32,158
Accrued expenses and other liabilities	129,178
Total liabilities	$66,864,822
Net assets	$1,183,299,234
Net assets consist of
Paid-in capital	$875,291,382
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $429 deferred country tax)	306,121,310
Accumulated distributions in excess of net realized gain on investments and foreign currency	(1,451,884)
Undistributed net investment income	3,338,426
Net assets	$1,183,299,234
Shares of beneficial interest outstanding	38,600,140

11

Statement of Assets And Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$409,069,451	13,389,711	$30.55
Class B	20,819,461	729,604	28.54
Class C	46,257,684	1,684,341	27.46
Class I	543,395,898	17,388,108	31.25
Class R1	3,462,322	123,854	27.95
Class R2	43,461,586	1,461,154	29.74
Class R3	37,666,456	1,240,070	30.37
Class R4	76,559,233	2,499,900	30.62
Class R5	2,607,143	83,398	31.26

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $32.41 [100 / 94.25 x $30.55]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/13 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$12,333,169
Interest	69,321
Dividends from underlying affiliated funds	13,133
Foreign taxes withheld	(561,936)
Total investment income	$11,853,687
Expenses
Management fee	$4,525,441
Distribution and service fees	900,411
Shareholder servicing costs	487,403
Administrative services fee	68,937
Independent Trustees’ compensation	11,919
Custodian fee	74,574
Shareholder communications	19,530
Audit and tax fees	29,987
Legal fees	5,080
Miscellaneous	82,699
Total expenses	$6,205,981
Fees paid indirectly	(5)
Reduction of expenses by investment adviser	(1,867)
Net expenses	$6,204,109
Net investment income	$5,649,578
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$6,536,582
Foreign currency	(58,453)
Net realized gain (loss) on investments and foreign currency	$6,478,129
Change in unrealized appreciation (depreciation)
Investments (net of $84,452 decrease in deferred country tax)	$142,296,466
Translation of assets and liabilities in foreign currencies	31,293
Net unrealized gain (loss) on investments and foreign currency translation	$142,327,759
Net realized and unrealized gain (loss) on investments and foreign currency	$148,805,888
Change in net assets from operations	$154,455,466

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/13 (unaudited)	Year ended 10/31/12
From operations
Net investment income	$5,649,578	$7,428,260
Net realized gain (loss) on investments and foreign currency	6,478,129	5,353,556
Net unrealized gain (loss) on investments and foreign currency translation	142,327,759	80,006,966
Change in net assets from operations	$154,455,466	$92,788,782
Distributions declared to shareholders
From net investment income	$(9,500,116)	$(6,000,003)
From net realized gain on investments	(2,356,443)	(4,260,125)
Total distributions declared to shareholders	$(11,856,559)	$(10,260,128)
Change in net assets from fund share transactions	$196,315,325	$66,060,490
Total change in net assets	$338,914,232	$148,589,144
Net assets
At beginning of period	844,385,002	695,795,858
At end of period (including undistributed net investment income of $3,338,426 and $7,188,964, respectively)	$1,183,299,234	$844,385,002

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/13 (unaudited)		Years ended 10/31
Class A			2012	2011	2010	2009	2008

Net asset value, beginning of period	$26.46		$23.79	$23.14	$20.30	$18.51	$31.71
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.23	$0.20	$0.14	$0.17	$0.27
Net realized and unrealized gain (loss) on investments and foreign currency	4.29		2.78	0.55	2.88	3.02	(10.09)
Total from investment operations	$4.43		$3.01	$0.75	$3.02	$3.19	$(9.82)
Less distributions declared to shareholders
From net investment income	$(0.27)		$(0.19)	$(0.10)	$(0.18)	$(0.29)	$(0.19)
From net realized gain on investments	(0.07)		(0.15)	—	—	(1.11)	(3.19)
Total distributions declared to shareholders	$(0.34)		$(0.34)	$(0.10)	$(0.18)	$(1.40)	$(3.38)
Net asset value, end of period (x)	$30.55		$26.46	$23.79	$23.14	$20.30	$18.51
Total return (%) (r)(s)(t)(x)	16.91	(n)	12.96	3.23	14.97	18.90	(34.51)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.30	(a)	1.34	1.37	1.43	1.53	1.44
Expenses after expense reductions (f)	1.30	(a)	1.34	1.37	1.43	1.53	1.44
Net investment income	0.97	(a)(l)	0.93	0.82	0.63	0.99	1.05
Portfolio turnover	5	(n)	13	16	26	17	23
Net assets at end of period (000 omitted)	$409,069		$344,016	$310,964	$305,179	$285,345	$260,535

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 4/30/13 (unaudited)		Years ended 10/31
Class B			2012	2011	2010	2009	2008

Net asset value, beginning of period	$24.64		$22.13	$21.61	$18.97	$17.25	$29.79
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.04	$0.01	$(0.02)	$0.04	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	4.02		2.62	0.51	2.69	2.83	(9.41)
Total from investment operations	$4.05		$2.66	$0.52	$2.67	$2.87	$(9.35)
Less distributions declared to shareholders
From net investment income	$(0.08)		$—	$—	$(0.03)	$(0.04)	$—
From net realized gain on investments	(0.07)		(0.15)	—	—	(1.11)	(3.19)
Total distributions declared to shareholders	$(0.15)		$(0.15)	$—	$(0.03)	$(1.15)	$(3.19)
Net asset value, end of period (x)	$28.54		$24.64	$22.13	$21.61	$18.97	$17.25
Total return (%) (r)(s)(t)(x)	16.51	(n)	12.13	2.41	14.10	18.04	(34.99)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.05	(a)	2.09	2.12	2.18	2.29	2.19
Expenses after expense reductions (f)	2.05	(a)	2.09	2.12	2.18	2.29	2.19
Net investment income (loss)	0.23	(a)(l)	0.16	0.06	(0.12)	0.25	0.25
Portfolio turnover	5	(n)	13	16	26	17	23
Net assets at end of period (000 omitted)	$20,819		$18,799	$20,797	$25,796	$29,964	$38,111

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 4/30/13 (unaudited)		Years ended 10/31
Class C			2012	2011	2010	2009	2008

Net asset value, beginning of period	$23.75		$21.37	$20.87	$18.35	$16.79	$29.11
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.04	$0.01	$(0.02)	$0.04	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	3.84		2.53	0.49	2.60	2.73	(9.17)
Total from investment operations	$3.88		$2.57	$0.50	$2.58	$2.77	$(9.10)
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.04)	$—	$(0.06)	$(0.10)	$(0.03)
From net realized gain on investments	(0.07)		(0.15)	—	—	(1.11)	(3.19)
Total distributions declared to shareholders	$(0.17)		$(0.19)	$—	$(0.06)	$(1.21)	$(3.22)
Net asset value, end of period (x)	$27.46		$23.75	$21.37	$20.87	$18.35	$16.79
Total return (%) (r)(s)(t)(x)	16.45	(n)	12.17	2.40	14.12	18.02	(34.99)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.05	(a)	2.09	2.12	2.18	2.28	2.19
Expenses after expense reductions (f)	2.05	(a)	2.09	2.12	2.18	2.28	2.19
Net investment income (loss)	0.33	(a)(l)	0.17	0.07	(0.11)	0.24	0.30
Portfolio turnover	5	(n)	13	16	26	17	23
Net assets at end of period (000 omitted)	$46,258		$32,071	$28,756	$28,424	$27,990	$26,139

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 4/30/13 (unaudited)		Years ended 10/31
Class I			2012	2011	2010	2009	2008

Net asset value, beginning of period	$27.09		$24.35	$23.68	$20.76	$18.92	$32.33
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.30	$0.27	$0.21	$0.23	$0.34
Net realized and unrealized gain (loss) on investments and foreign currency	4.37		2.85	0.55	2.94	3.08	(10.30)
Total from investment operations	$4.57		$3.15	$0.82	$3.15	$3.31	$(9.96)
Less distributions declared to shareholders
From net investment income	$(0.34)		$(0.26)	$(0.15)	$(0.23)	$(0.36)	$(0.26)
From net realized gain on investments	(0.07)		(0.15)	—	—	(1.11)	(3.19)
Total distributions declared to shareholders	$(0.41)		$(0.41)	$(0.15)	$(0.23)	$(1.47)	$(3.45)
Net asset value, end of period (x)	$31.25		$27.09	$24.35	$23.68	$20.76	$18.92
Total return (%) (r)(s)(x)	17.04	(n)	13.26	3.47	15.26	19.23	(34.34)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)	1.09	1.12	1.17	1.29	1.19
Expenses after expense reductions (f)	1.05	(a)	1.09	1.12	1.17	1.28	1.19
Net investment income	1.34	(a)(l)	1.18	1.08	0.96	1.33	1.32
Portfolio turnover	5	(n)	13	16	26	17	23
Net assets at end of period (000 omitted)	$543,396		$356,027	$281,561	$159,723	$30,417	$49,022

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 4/30/13 (unaudited)		Years ended 10/31
Class R1			2012	2011	2010	2009	2008

Net asset value, beginning of period	$24.13		$21.67	$21.16	$18.61	$17.02	$29.60
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.03	$0.01	$(0.02)	$0.03	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	3.92		2.59	0.50	2.64	2.78	(9.31)
Total from investment operations	$3.95		$2.62	$0.51	$2.62	$2.81	$(9.25)
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.01)	$—	$(0.07)	$(0.11)	$(0.14)
From net realized gain on investments	(0.07)		(0.15)	—	—	(1.11)	(3.19)
Total distributions declared to shareholders	$(0.13)		$(0.16)	$—	$(0.07)	$(1.22)	$(3.33)
Net asset value, end of period (x)	$27.95		$24.13	$21.67	$21.16	$18.61	$17.02
Total return (%) (r)(s)(x)	16.46	(n)	12.23	2.41	14.13	18.05	(35.04)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.05	(a)	2.09	2.12	2.18	2.27	2.23
Expenses after expense reductions (f)	2.05	(a)	2.09	2.12	2.18	2.27	2.23
Net investment income (loss)	0.26	(a)(l)	0.15	0.03	(0.12)	0.22	0.26
Portfolio turnover	5	(n)	13	16	26	17	23
Net assets at end of period (000 omitted)	$3,462		$2,968	$3,581	$4,405	$4,140	$3,304

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 4/30/13 (unaudited)		Years ended 10/31
Class R2			2012	2011	2010	2009	2008

Net asset value, beginning of period	$25.76		$23.16	$22.55	$19.78	$18.06	$31.08
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.16	$0.14	$0.08	$0.12	$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	4.17		2.73	0.51	2.83	2.94	(9.88)
Total from investment operations	$4.28		$2.89	$0.65	$2.91	$3.06	$(9.67)
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.14)	$(0.04)	$(0.14)	$(0.23)	$(0.16)
From net realized gain on investments	(0.07)		(0.15)	—	—	(1.11)	(3.19)
Total distributions declared to shareholders	$(0.30)		$(0.29)	$(0.04)	$(0.14)	$(1.34)	$(3.35)
Net asset value, end of period (x)	$29.74		$25.76	$23.16	$22.55	$19.78	$18.06
Total return (%) (r)(s)(x)	16.77	(n)	12.71	2.90	14.80	18.59	(34.70)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55	(a)	1.59	1.62	1.68	1.78	1.71
Expenses after expense reductions (f)	1.55	(a)	1.59	1.62	1.68	1.78	1.71
Net investment income	0.81	(a)(l)	0.65	0.58	0.37	0.74	0.83
Portfolio turnover	5	(n)	13	16	26	17	23
Net assets at end of period (000 omitted)	$43,462		$30,799	$21,832	$21,201	$19,227	$17,298

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 4/30/13 (unaudited)		Years ended 10/31
Class R3			2012	2011	2010	2009	2008

Net asset value, beginning of period	$26.32		$23.66	$23.02	$20.20	$18.41	$31.56
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.22	$0.20	$0.14	$0.16	$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	4.24		2.79	0.54	2.87	3.02	(10.05)
Total from investment operations	$4.40		$3.01	$0.74	$3.01	$3.18	$(9.79)
Less distributions declared to shareholders
From net investment income	$(0.28)		$(0.20)	$(0.10)	$(0.19)	$(0.28)	$(0.17)
From net realized gain on investments	(0.07)		(0.15)	—	—	(1.11)	(3.19)
Total distributions declared to shareholders	$(0.35)		$(0.35)	$(0.10)	$(0.19)	$(1.39)	$(3.36)
Net asset value, end of period (x)	$30.37		$26.32	$23.66	$23.02	$20.20	$18.41
Total return (%) (r)(s)(x)	16.88	(n)	12.99	3.21	14.97	18.94	(34.56)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.30	(a)	1.34	1.37	1.43	1.52	1.47
Expenses after expense reductions (f)	1.30	(a)	1.34	1.37	1.43	1.52	1.47
Net investment income	1.15	(a)(l)	0.91	0.83	0.65	0.96	1.04
Portfolio turnover	5	(n)	13	16	26	17	23
Net assets at end of period (000 omitted)	$37,666		$21,664	$13,294	$13,903	$11,265	$8,939

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 4/30/13 (unaudited)		Years ended 10/31
Class R4			2012	2011	2010	2009	2008

Net asset value, beginning of period	$26.55		$23.88	$23.22	$20.37	$18.56	$31.80
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.31	$0.25	$0.18	$0.22	$0.37
Net realized and unrealized gain (loss) on investments and foreign currency	4.27		2.77	0.56	2.90	3.03	(10.17)
Total from investment operations	$4.48		$3.08	$0.81	$3.08	$3.25	$(9.80)
Less distributions declared to shareholders
From net investment income	$(0.34)		$(0.26)	$(0.15)	$(0.23)	$(0.33)	$(0.25)
From net realized gain on investments	(0.07)		(0.15)	—	—	(1.11)	(3.19)
Total distributions declared to shareholders	$(0.41)		$(0.41)	$(0.15)	$(0.23)	$(1.44)	$(3.44)
Net asset value, end of period (x)	$30.62		$26.55	$23.88	$23.22	$20.37	$18.56
Total return (%) (r)(s)(x)	17.05	(n)	13.23	3.50	15.21	19.25	(34.40)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)	1.09	1.12	1.18	1.28	1.23
Expenses after expense reductions (f)	1.05	(a)	1.09	1.12	1.18	1.28	1.23
Net investment income	1.46	(a)(l)	1.23	1.04	0.85	1.25	1.39
Portfolio turnover	5	(n)	13	16	26	17	23
Net assets at end of period (000 omitted)	$76,559		$37,929	$15,009	$9,364	$631	$552

See Notes to Financial Statements

22

Financial Highlights – continued

Class R5	Six months ended 4/30/13 (unaudited)		Year ended 10/31/12 (i)

Net asset value, beginning of period	$27.10		$24.19
Income (loss) from investment operations
Net investment income (d)	$0.22		$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	4.35		2.86
Total from investment operations	$4.57		$2.91
Less distributions declared to shareholders
From net investment income	$(0.34)		$—
From net realized gain on investments	(0.07)		—
Total distributions declared to shareholders	$(0.41)		$—
Net asset value, end of period (x)	$31.26		$27.10
Total return (%) (r)(s)(x)	17.07	(n)	12.03	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	(a)	1.04	(a)
Expenses after expense reductions (f)	0.99	(a)	1.04	(a)
Net investment income	1.49	(a)(l)	0.50	(a)
Portfolio turnover	5	(n)	13
Net assets at end of period (000 omitted)	$2,607		$112

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class inception, June 1, 2012, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

23

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Global Equity Fund (the fund) is a series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities which is intended to clarify the scope of Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities. Consistent with the effective date for ASU 2011-11, ASU 2013-01 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. Although still evaluating the potential impact of these two ASUs to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values

24

Notes to Financial Statements (unaudited) – continued

of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes

25

Notes to Financial Statements (unaudited) – continued

unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,162,925,623	$—	$—	$1,162,925,623
Short term securities	—	64,110,441	—	64,110,441
Mutual Funds	14,635,995	—	—	14,635,995
Total Investments	$1,177,561,618	$64,110,441	$—	$1,241,672,059

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund entered into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in short-term securities. Collateral for securities loaned is held at carrying value, which approximates fair value. If the collateral for securities loaned was carried at fair value, its fair value would be considered level 2 under the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

26

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and redemptions in-kind.

27

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/12
Ordinary income (including any short-term capital gains)	$6,000,003
Long-term capital gain	4,260,125
Total distributions	$10,260,128

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/13
Cost of investments	$943,403,561
Gross appreciation	312,591,997
Gross depreciation	(14,323,499)
Net unrealized appreciation (depreciation)	$298,268,498

As of 10/31/12
Undistributed ordinary income	8,089,589
Undistributed long-term capital gains	1,517,565
Other temporary differences	(169,812)
Net unrealized appreciation (depreciation)	155,971,603

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares

28

Notes to Financial Statements (unaudited) – continued

approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 4/30/13	Year ended 10/31/12 (i)	Six months ended 4/30/13	Year ended 10/31/12 (i)
Class A	$3,594,377	$2,520,166	$944,700	$1,879,698
Class B	59,127	—	53,481	133,989
Class C	140,166	51,953	95,739	197,999
Class I	4,676,953	2,972,930	997,993	1,683,106
Class R1	7,441	2,105	8,269	24,167
Class R2	295,466	133,146	91,145	139,052
Class R3	230,880	120,603	59,378	89,395
Class R4	494,284	199,100	105,442	112,719
Class R5	1,422	—	296	—
Total	$9,500,116	$6,000,003	$2,356,443	$4,260,125

(i)	For Class R5, the period is from inception, June 1, 2012, through the stated period end.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $2 billion	0.65%

Effective April 1, 2013, MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the period April 1, 2013 through April 30, 2013, this management fee reduction amounted to $512, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2013 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $123,048 for the six months ended April 30, 2013, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

29

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$472,430
Class B	0.75%	0.25%	1.00%	1.00%	98,883
Class C	0.75%	0.25%	1.00%	1.00%	185,824
Class R1	0.75%	0.25%	1.00%	1.00%	15,757
Class R2	0.25%	0.25%	0.50%	0.50%	93,008
Class R3	—	0.25%	0.25%	0.25%	34,509
Total Distribution and Service Fees					$900,411

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2013 based on each class’s average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2013, were as follows:

Amount
Class A	$415
Class B	6,738
Class C	1,922

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2013, the fee was $123,141, which equated 0.0244% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended April 30, 2013, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $364,262.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee

30

Notes to Financial Statements (unaudited) – continued

based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2013 was equivalent to an annual effective rate of 0.0137% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $429 and the Retirement Deferral plan resulted in an expense of $2,268. Both amounts are included in independent Trustees’ compensation for the six months ended April 30, 2013. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $29,776 at April 30, 2013, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended April 30, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $3,200 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,355, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity.

31

Notes to Financial Statements (unaudited) – continued

Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On March 19, 2013, MFS purchased 42,449 shares of Class I for an aggregate amount of $1,301,494. On May 31, 2012, MFS purchased 4,134 shares of Class R5 for an aggregate amount of $100,000.

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $230,604,245 and $54,134,220, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/13		Year ended 10/31/12 (i)
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,749,799	$78,871,606	2,202,491	$55,242,288
Class B	93,131	2,523,636	100,505	2,315,915
Class C	484,860	12,804,971	289,485	6,430,021
Class I	5,103,035	150,518,040	4,021,839	102,177,749
Class R1	18,850	498,407	24,634	551,040
Class R2	447,497	12,441,990	485,360	11,851,892
Class R3	594,909	17,263,042	429,702	10,529,133
Class R4	1,166,867	34,142,810	976,580	23,171,372
Class R5	88,428	2,516,183	4,134	100,000
	10,747,376	$311,580,685	8,534,730	$212,369,410

Shares issued to shareholders in reinvestment of distributions
Class A	151,060	$4,123,922	185,562	$4,087,924
Class B	4,185	107,009	5,977	123,429
Class C	7,988	196,580	10,680	212,540
Class I	182,329	5,085,164	163,120	3,670,201
Class R1	627	15,710	1,299	26,272
Class R2	14,036	373,346	12,351	265,419
Class R3	10,695	290,258	9,585	209,998
Class R4	21,936	599,726	14,141	311,819
Class R5	62	1,718	—	—
	392,918	$10,793,433	402,715	$8,907,602

32

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/13		Year ended 10/31/12 (i)
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(2,511,757)	$(72,538,547)	(2,460,582)	$(60,367,026)
Class B	(130,545)	(3,504,335)	(283,362)	(6,490,440)
Class C	(159,017)	(4,086,426)	(295,047)	(6,552,350)
Class I	(1,041,044)	(30,971,586)	(2,606,200)	(65,351,324)
Class R1	(18,638)	(477,707)	(68,142)	(1,550,973)
Class R2	(195,762)	(5,400,988)	(244,824)	(5,752,466)
Class R3	(188,717)	(5,401,644)	(178,003)	(4,449,157)
Class R4	(117,320)	(3,399,934)	(190,911)	(4,702,786)
Class R5	(9,226)	(277,626)	—	—
	(4,372,026)	$(126,058,793)	(6,327,071)	$(155,216,522)

Net change
Class A	389,102	$10,456,981	(72,529)	$(1,036,814)
Class B	(33,229)	(873,690)	(176,880)	(4,051,096)
Class C	333,831	8,915,125	5,118	90,211
Class I	4,244,320	124,631,618	1,578,759	40,496,626
Class R1	839	36,410	(42,209)	(973,661)
Class R2	265,771	7,414,348	252,887	6,364,845
Class R3	416,887	12,151,656	261,284	6,289,974
Class R4	1,071,483	31,342,602	799,810	18,780,405
Class R5	79,264	2,240,275	4,134	100,000
	6,768,268	$196,315,325	2,610,374	$66,060,490

(i)	For Class R5, the period is from inception, June 1, 2012, through the stated period end.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2013, the fund’s commitment fee and interest expense were $2,526 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

33

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,292,919	178,857,820	(169,514,744)	14,635,995

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$13,133	$14,635,995

34

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2012 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

35

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

April 30, 2013

MFS® UTILITIES FUND

MMU-SEM

MFS® UTILITIES FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

As 2013 has unfolded, we have seen global growth prospects decline, while U.S. and global equities march forward. Meanwhile, historically very low yields and a broadly sideways market have produced slim bond market returns. The big stories thus far this year are Japan’s aggressive stimulus, which appears to be eliciting its desired response among consumers and businesses, and the eurozone’s debt-driven doldrums. Meanwhile, the two economic giants, China and the United States, keep chugging along deliberately, albeit at historically moderate rates of growth.

The U.S. housing recovery has coincided with a pickup in auto sales and a lift in job creation, but the U.S. sequestration’s cuts are having the effect of a driver applying the brakes at the same time as the accelerator. The result is slower than desirable growth. China, similarly, keeps moving forward, but at a slower than normal pace, held back by the eurozone recession, slower global growth, and by the new government’s efforts to shift its enormous economy to more of a consumer focus. The eurozone continues to struggle with persistent record-high unemployment and 21 straight months of manufacturing contraction. The European Central Bank’s recent interest rate cut could help, but this region will require much needed, though politically difficult, structural reforms to climb out of its deep funk.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

June 17, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Comcast Corp., “Special A”	3.5%
Kinder Morgan, Inc.	3.0%
Edison International	2.8%
Energias de Portugal S.A.	2.8%
CMS Energy Corp.	2.6%
Time Warner Cable, Inc.	2.5%
Virgin Media, Inc.	2.4%
Calpine Corp.	2.4%
NRG Corp.	2.4%
AES Corp.	2.3%

Top five industries (i)
Utilities-Electric Power	42.8%
Cable TV	11.2%
Telephone Services	9.7%
Natural Gas-Pipeline	9.7%
Telecommunications-Wireless	7.0%

Issuer country weightings (i)(x)
United States	69.6%
Brazil	6.5%
Portugal	4.9%
Spain	3.7%
Russia	1.5%
Canada	1.4%
United Kingdom	1.3%
Israel	1.2%
Netherlands	1.1%
Other Countries	8.8%

(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.

Percentages are based on net assets as of 4/30/13.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

November 1, 2012 through April 30, 2013

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2012 through April 30, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/12	Ending Account Value 4/30/13	Expenses Paid During Period (p) 11/01/12-4/30/13
A	Actual	1.00%	$1,000.00	$1,155.89	$5.35
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
B	Actual	1.74%	$1,000.00	$1,151.68	$9.28
	Hypothetical (h)	1.74%	$1,000.00	$1,016.17	$8.70
C	Actual	1.74%	$1,000.00	$1,151.71	$9.28
	Hypothetical (h)	1.74%	$1,000.00	$1,016.17	$8.70
I	Actual	0.75%	$1,000.00	$1,157.41	$4.01
	Hypothetical (h)	0.75%	$1,000.00	$1,021.08	$3.76
R1	Actual	1.74%	$1,000.00	$1,151.28	$9.28
	Hypothetical (h)	1.74%	$1,000.00	$1,016.17	$8.70
R2	Actual	1.25%	$1,000.00	$1,154.78	$6.68
	Hypothetical (h)	1.25%	$1,000.00	$1,018.60	$6.26
R3	Actual	1.00%	$1,000.00	$1,156.01	$5.35
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R4	Actual	0.75%	$1,000.00	$1,157.22	$4.01
	Hypothetical (h)	0.75%	$1,000.00	$1,021.08	$3.76
R5	Actual	0.65%	$1,000.00	$1,157.93	$3.48
	Hypothetical (h)	0.65%	$1,000.00	$1,021.57	$3.26

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

4/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 89.3%
Issuer	Shares/Par	Value ($)
Broadcasting - 0.1%
Time Warner, Inc.	44,485	$2,659,313

Cable TV - 11.2%
Astro Malaysia Holdings Berhad	27,123,500	$26,298,874
Comcast Corp., “Special A”	4,644,257	182,472,858
Kabel Deutschland Holding AG	285,172	27,103,968
Liberty Global, Inc., “A” (a)	293,788	21,261,438
Telenet Group Holding N.V.	242,824	13,109,671
Time Warner Cable, Inc.	1,364,170	128,081,921
Virgin Media, Inc.	2,557,665	124,762,899
Ziggo N.V.	1,657,445	59,404,145

		$582,495,774
Energy - Independent - 5.1%
Access Midstream Partners LP	62,276	$2,570,131
Anadarko Petroleum Corp.	124,333	10,538,465
Cabot Oil & Gas Corp.	333,631	22,703,590
CONSOL Energy, Inc.	231,680	7,793,715
Energen Corp.	826,379	39,186,892
EQT Corp.	1,224,014	91,947,932
LINN Energy LLC	131,130	5,062,929
LinnCo LLC (l)	62,314	2,662,677
Noble Energy, Inc.	274,479	31,095,726
Peabody Energy Corp.	266,180	5,339,571
QEP Resources, Inc.	1,530,873	43,951,364

		$262,852,992
Natural Gas - Distribution - 6.9%
AGL Energy Ltd.	873,950	$14,378,600
China Resources Gas Group Ltd.	4,658,000	13,055,353
Gas Natural SDG S.A.	1,083,210	22,681,881
GDF SUEZ (l)	2,037,057	43,728,046
Infraestructura Energetica Nova S.A.B. de C.V. (a)	2,236,900	7,626,863
National Fuel Gas Co.	41,690	2,614,797
NiSource, Inc.	1,062,911	32,663,255
ONEOK, Inc.	1,378,688	70,809,416
Sempra Energy	915,084	75,814,709
Spectra Energy Corp.	2,359,577	74,397,463

		$357,770,383

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Natural Gas - Pipeline - 9.7%
APA Group	1,162,056	$7,842,619
Cheniere Energy, Inc. (a)	346,723	9,874,671
Enagas S.A.	2,674,221	71,246,324
Enbridge, Inc.	831,309	39,558,245
Kinder Morgan, Inc.	4,027,098	157,459,532
ONEOK Partners LP	23,572	1,275,245
TransCanada Corp.	676,820	33,550,440
Williams Cos., Inc.	2,878,149	109,743,821
Williams Partners LP	1,276,776	69,775,808

		$500,326,705
Oil Services - 1.2%
Ensco PLC, “A”	650,178	$37,502,267
Noble Corp.	712,460	26,717,250

		$64,219,517
Telecommunications - Wireless - 6.2%
American Tower Corp., REIT	934,263	$78,468,749
Cellcom Israel Ltd.	1,778,323	17,391,999
Intelsat S.A. (a)	236,420	4,763,863
MegaFon OJSC (a)	166,113	5,126,247
Mobile TeleSystems OJSC	614,140	5,407,560
Mobile TeleSystems OJSC, ADR	3,081,463	63,786,284
SBA Communications Corp. (a)	475,545	37,563,300
Telefonica Deutschland Holding AG (a)	1,734,932	13,768,317
TIM Participacoes S.A., ADR	2,799,685	58,401,429
Turkcell Iletisim Hizmetleri AS (a)	5,877,565	36,391,561

		$321,069,309
Telephone Services - 9.7%
AT&T, Inc.	646,755	$24,227,442
Bezeq - The Israel Telecommunication Corp. Ltd.	32,267,774	46,804,024
British Telecom Group, PLC	4,156,199	17,831,559
CenturyLink, Inc.	1,309,419	49,194,872
Empresa Nacional de Telecomunicaciones S.A.	584,294	11,265,293
Frontier Communications Corp. (l)	5,234,520	21,775,603
Oi S.A, IPS	2,513,000	6,167,102
Portugal Telecom, SGPS, S.A.	5,475,467	28,562,439
PT XL Axiata Tbk (a)	33,690,000	17,672,307
Swisscom AG	5,288	2,489,876
TDC A.S.	6,852,972	55,587,867
Telecom Italia S.p.A. (l)	52,133,941	36,251,315
Telefonica Brasil S.A., ADR	1,429,463	37,995,127
Verizon Communications, Inc.	1,664,955	89,757,724

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Telephone Services - continued
Windstream Corp. (l)	6,917,457	$58,936,734

		$504,519,284
Utilities - Electric Power - 38.4%
AES Corp.	8,442,133	$117,007,963
AES Gener S.A.	2,460,220	1,786,591
Alliant Energy Corp.	96,560	5,166,926
Ameren Corp.	70,250	2,546,563
American Electric Power Co., Inc.	1,140,632	58,662,704
Calpine Corp. (a)	5,740,776	124,747,062
CenterPoint Energy, Inc.	2,070,426	51,098,114
CEZ A.S.	764,717	22,133,005
Cheung Kong Infrastructure Holdings Ltd.	3,737,000	27,111,989
China Longyuan Electric Power Group Corp.	12,655,000	11,594,757
CLP Holdings Ltd.	3,125,500	27,548,978
CMS Energy Corp.	4,439,378	132,914,977
Companhia Energetica de Minas Gerais, IPS	5,436,900	69,294,490
Companhia Paranaense de Energia, ADR	941,812	16,801,926
Companhia Paranaense de Energia, IPS	1,685,100	29,949,847
Dominion Resources, Inc.	43,620	2,690,482
Duke Energy Corp.	775,237	58,297,822
Dynegy, Inc. (a)	68,040	1,681,268
E.ON Russia JSC	71,859,819	5,797,866
Edison International	2,733,065	147,038,897
EDP Renovaveis S.A. (a)	15,162,753	78,895,888
Energias de Portugal S.A.	42,611,522	146,466,005
Energias do Brasil S.A.	7,373,200	44,996,512
FirstEnergy Corp.	881,991	41,100,781
Fortum Oyj	352,905	6,557,739
Great Plains Energy, Inc.	839,503	20,257,207
Iberdrola S.A.	6,975,933	37,574,645
ITC Holdings Corp.	354,422	32,684,797
Light S.A.	2,303,950	22,996,317
National Grid PLC	614,284	7,819,653
NextEra Energy, Inc.	813,400	66,723,202
Northeast Utilities	783,897	35,534,051
NRG Energy, Inc.	4,423,195	123,274,445
OGE Energy Corp.	1,268,530	91,879,628
PG&E Corp.	655,785	31,766,225
Portland General Electric Co.	239,254	7,715,937
PPL Corp.	1,601,983	53,474,193
Public Service Enterprise Group, Inc.	2,456,315	89,925,692
Red Electrica de Espana	1,149,383	61,137,532

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Utilities - Electric Power - continued
SSE PLC	1,431,133	$34,612,895
Tractebel Energia S.A.	899,400	16,007,814
Transmissora Alianca de Energia Eletrica S.A., IEU	1,371,600	15,815,475
Xcel Energy, Inc.	323,267	10,276,658

		$1,991,365,518
Utilities - Water - 0.8%
Aguas Andinas S.A., “A”	16,008,051	$12,746,617
Companhia de Saneamento de Minas Gerais	779,400	17,958,436
Suez Environnement	697,992	10,024,100

		$40,729,153
Total Common Stocks (Identified Cost, $3,701,486,348)		$4,628,007,948

Bonds - 0.6%
Asset-Backed & Securitized - 0.0%
Falcon Franchise Loan LLC, FRN, 6.871%, 2023 (i)(z)	$598,516	$71,822

Energy - Independent - 0.5%
EP Energy LLC, 9.375%, 2020	$20,620,000	$24,022,300

Utilities - Electric Power - 0.1%
Viridian Group FundCo II, Ltd., 11.125%, 2017 (z)	$6,617,000	$7,096,733
Total Bonds (Identified Cost, $27,134,756)		$31,190,855

Convertible Preferred Stocks - 4.4%
Telecommunications - Wireless - 0.1%
Intelsat S.A, 5.75% (a)	118,250	$6,503,750

Utilities - Electric Power - 4.3%
NextEra Energy, Inc., 5.889% (a)	635,080	$36,669,519
NextEra Energy, Inc., 7%	934,203	57,033,093
PPL Corp., 8.75%	1,242,966	70,849,062
PPL Corp., 9.5%	1,016,501	59,414,483

		$223,966,157
Total Convertible Preferred Stocks (Identified Cost, $208,443,813)		$230,469,907

Convertible Bonds - 0.7%
Telecommunications - Wireless - 0.7%
SBA Communications Corp., 4%, 2014 (Identified Cost, $22,366,567)	$14,788,000	$38,698,348

8

Portfolio of Investments (unaudited) – continued

Money Market Funds - 4.1%
Issuer	Shares/Par	Value ($)
MFS Institutional Money Market Portfolio, 0.13%, at Cost and Net Asset Value (v)	214,621,656	$214,621,656

Collateral for Securities Loaned - 1.6%
Citigroup Repurchase Agreement, 0.15%, dated 4/30/13, due 5/01/13, total to be received $50,000,208 (secured by U.S. Treasury and Federal Agency obligations valued at $51,000,559 in an individually traded account)	$50,000,000	$50,000,000
Goldman Sachs Repurchase Agreement, 0.16%, dated 4/30/13, due 5/01/13, total to be received $10,358,077 (secured by U.S. Treasury and Federal Agency obligations valued at $10,565,191 in an individually traded account)	$10,358,031	$10,358,031
Morgan Stanley Repurchase Agreement, 0.16%, dated 4/30/13, due 5/01/13, total to be received $20,000,089 (secured by U.S. Treasury and Federal Agency obligations valued at $20,400,009 in an individually traded account)	$20,000,000	$20,000,000
Total Collateral for Securities Loaned, at Cost and Value		$80,358,031
Total Investments (Identified Cost, $4,254,411,171)		$5,223,346,745

Other Assets, Less Liabilities - (0.7)%		(37,994,539)
Net Assets - 100.0%		$5,185,352,206

(a)	Non-income producing security.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Falcon Franchise Loan LLC, FRN, 6.871%, 2023	1/18/02	$18,682	$71,822
Viridian Group FundCo II, Ltd., 11.125%, 2017	3/01/12	6,438,859	7,096,733
Total Restricted Securities			$7,168,555
% of Net assets			0.1%

9

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IEU	International Equity Unit
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
GBP	British Pound

Derivative Contracts at 4/30/13

Forward Foreign Currency Exchange Contracts at 4/30/13

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	Barclays Bank PLC.	1,328,014	7/16/13	$1,731,717	$1,749,841	$18,124
BUY	EUR	CITIBANK N.A.	447,385	6/19/13	582,175	589,373	7,198
BUY	EUR	Deutsche Bank AG	16,086,544	7/16/13	21,019,000	21,196,233	177,233
SELL	EUR	JP Morgan Chase Bank N.A.	1,808,684	7/16/13	2,387,042	2,383,190	3,852
BUY	GBP	Barclays Bank PLC.	7,250,000	6/18/13	10,888,269	11,258,344	370,075
BUY	GBP	Deutsche Bank AG	4,366,474	7/16/13	6,648,000	6,779,562	131,562
BUY	GBP	JP Morgan Chase Bank N.A.	2,363,370	7/16/13	3,630,939	3,669,462	38,523

							$746,567

Liability Derivatives
SELL	EUR	Barclays Bank PLC.	75,326,407	6/18/13	$97,697,221	$99,232,435	$(1,535,214)
SELL	EUR	CITIBANK N.A.	622,992	7/16/13	811,241	820,878	(9,637)
SELL	EUR	Credit Suisse Group	2,167,063	7/16/13	2,837,427	2,855,404	(17,977)
SELL	EUR	Deutsche Bank AG	81,548,527	7/16/13	106,589,705	107,451,397	(861,692)

10

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 4/30/13 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
SELL	EUR	Goldman Sachs International	554,276	7/16/13	$723,613	$730,335	$(6,722)
SELL	EUR	JP Morgan Chase Bank N.A.	81,717,923	7/16/13	106,820,801	107,674,598	(853,797)
SELL	EUR	UBS AG	76,173,986	6/18/13-7/16/13	98,784,074	100,349,237	(1,565,163)
SELL	GBP	Credit Suisse Group	47,462,115	7/16/13	72,730,471	73,691,577	(961,106)
SELL	GBP	Deutsche Bank AG	47,462,115	7/16/13	72,732,370	73,691,578	(959,208)

							$(6,770,516)

At April 30, 2013, the fund had cash collateral of $680,000 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Restricted cash” on the Statement of Assets and Liabilities.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/13 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $4,039,789,515)	$5,008,725,089
Underlying affiliated funds, at cost and value	214,621,656
Total investments, at value, including $77,320,491 of securities on loan (identified cost, $4,254,411,171)	$5,223,346,745
Cash	2,203
Restricted cash	680,000
Receivables for
Forward foreign currency exchange contracts	746,567
Investments sold	49,318,394
Fund shares sold	16,823,697
Interest and dividends	17,391,708
Other assets	22,001
Total assets	$5,308,331,315
Liabilities
Payables for
Distributions	$1,097,272
Forward foreign currency exchange contracts	6,770,516
Investments purchased	22,229,962
Fund shares reacquired	6,411,139
Collateral for securities loaned, at value	80,358,031
Payable to affiliates
Investment adviser	166,078
Shareholder servicing costs	2,841,544
Distribution and service fees	111,628
Payable for independent Trustees’ compensation	53,073
Deferred country tax expense payable	2,598,954
Accrued expenses and other liabilities	340,912
Total liabilities	$122,979,109
Net assets	$5,185,352,206
Net assets consist of
Paid-in capital	$4,048,851,320
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $1,717,249 deferred country tax)	961,258,231
Accumulated net realized gain (loss) on investments and foreign currency	177,270,896
Accumulated distributions in excess of net investment income	(2,028,241)
Net assets	$5,185,352,206
Shares of beneficial interest outstanding	244,957,161

12

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$3,125,025,315	147,537,582	$21.18
Class B	298,912,724	14,165,380	21.10
Class C	869,158,701	41,186,169	21.10
Class I	533,121,429	25,099,006	21.24
Class R1	12,396,925	588,264	21.07
Class R2	118,422,905	5,602,368	21.14
Class R3	128,195,453	6,054,511	21.17
Class R4	98,071,635	4,627,507	21.19
Class R5	2,047,119	96,374	21.24

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $22.47 [100 / 94.25 × $21.18]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

13

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/13 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$85,259,641
Interest	4,204,496
Dividends from underlying affiliated funds	111,397
Foreign taxes withheld	(2,119,089)
Total investment income	$87,456,445
Expenses
Management fee	$14,016,609
Distribution and service fees	9,411,069
Shareholder servicing costs	3,003,299
Administrative services fee	255,456
Independent Trustees’ compensation	31,991
Custodian fee	365,788
Shareholder communications	127,496
Audit and tax fees	27,789
Legal fees	28,942
Miscellaneous	179,118
Total expenses	$27,447,557
Fees paid indirectly	(3,564)
Reduction of expenses by investment adviser	(6,363)
Net expenses	$27,437,630
Net investment income	$60,018,815
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments (net of $881,705 country tax)	$199,026,179
Foreign currency	2,279,226
Net realized gain (loss) on investments and foreign currency	$201,305,405
Change in unrealized appreciation (depreciation)
Investments (net of $333,672 increase in deferred country tax)	$453,833,037
Translation of assets and liabilities in foreign currencies	(1,063,695)
Net unrealized gain (loss) on investments and foreign currency translation	$452,769,342
Net realized and unrealized gain (loss) on investments and foreign currency	$654,074,747
Change in net assets from operations	$714,093,562

See Notes to Financial Statements

14

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/13 (unaudited)	Year ended 10/31/12
From operations
Net investment income	$60,018,815	$120,113,830
Net realized gain (loss) on investments and foreign currency	201,305,405	359,480,295
Net unrealized gain (loss) on investments and foreign currency translation	452,769,342	30,263,120
Change in net assets from operations	$714,093,562	$509,857,245
Distributions declared to shareholders
From net investment income	$(69,895,121)	$(127,793,712)
From net realized gain on investments	(1,896,137)	—
Total distributions declared to shareholders	$(71,791,258)	$(127,793,712)
Change in net assets from fund share transactions	$(191,518,114)	$397,900,256
Total change in net assets	$450,784,190	$779,963,789
Net assets
At beginning of period	4,734,568,016	3,954,604,227
At end of period (including accumulated distributions in excess of net investment income of $2,028,241 and undistributed net investment income of $7,848,065, respectively)	$5,185,352,206	$4,734,568,016

See Notes to Financial Statements

15

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/13 (unaudited)		Years ended 10/31
Class A			2012	2011	2010	2009	2008

Net asset value, beginning of period	$18.61		$17.11	$16.01	$13.79	$12.04	$20.71
Income (loss) from investment operations
Net investment income (d)	$0.25		$0.51	$0.61	$0.47	$0.54	$0.34
Net realized and unrealized gain (loss) on investments and foreign currency	2.62		1.53	1.02	2.26	1.75	(7.53)
Total from investment operations	$2.87		$2.04	$1.63	$2.73	$2.29	$(7.19)
Less distributions declared to shareholders
From net investment income	$(0.29)		$(0.54)	$(0.53)	$(0.51)	$(0.47)	$(0.41)
From net realized gain on investments	(0.01)		—	—	—	(0.07)	(1.07)
Total distributions declared to shareholders	$(0.30)		$(0.54)	$(0.53)	$(0.51)	$(0.54)	$(1.48)
Net asset value, end of period (x)	$21.18		$18.61	$17.11	$16.01	$13.79	$12.04
Total return (%) (r)(s)(t)(x)	15.60	(n)	12.17	10.26	20.17	19.78	(37.21)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.00	(a)	1.02	1.04	1.07	1.10	1.05
Expenses after expense reductions (f)	1.00	(a)	1.02	1.04	1.07	1.10	1.04
Net investment income	2.64	(a)	2.90	3.62	3.20	4.44	1.95
Portfolio turnover	31	(n)	46	51	54	71	73
Net assets at end of period (000 omitted)	$3,125,025		$2,699,649	$2,343,368	$1,947,269	$1,766,611	$1,593,003

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 4/30/13 (unaudited)		Years ended 10/31
Class B			2012	2011	2010	2009	2008

Net asset value, beginning of period	$18.55		$17.05	$15.95	$13.75	$12.00	$20.64
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.37	$0.49	$0.36	$0.47	$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	2.60		1.54	1.01	2.24	1.73	(7.51)
Total from investment operations	$2.78		$1.91	$1.50	$2.60	$2.20	$(7.30)
Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.41)	$(0.40)	$(0.40)	$(0.38)	$(0.27)
From net realized gain on investments	(0.01)		—	—	—	(0.07)	(1.07)
Total distributions declared to shareholders	$(0.23)		$(0.41)	$(0.40)	$(0.40)	$(0.45)	$(1.34)
Net asset value, end of period (x)	$21.10		$18.55	$17.05	$15.95	$13.75	$12.00
Total return (%) (r)(s)(t)(x)	15.11	(n)	11.39	9.47	19.18	18.94	(37.68)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.74	(a)	1.77	1.79	1.82	1.85	1.79
Expenses after expense reductions (f)	1.74	(a)	1.77	1.79	1.82	1.85	1.78
Net investment income	1.88	(a)	2.14	2.88	2.45	3.86	1.20
Portfolio turnover	31	(n)	46	51	54	71	73
Net assets at end of period (000 omitted)	$298,913		$265,748	$233,107	$209,277	$196,483	$239,127

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 4/30/13 (unaudited)		Years ended 10/31
Class C			2012	2011	2010	2009	2008

Net asset value, beginning of period	$18.55		$17.05	$15.96	$13.75	$12.01	$20.65
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.38	$0.48	$0.36	$0.45	$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	2.60		1.53	1.01	2.25	1.74	(7.51)
Total from investment operations	$2.78		$1.91	$1.49	$2.61	$2.19	$(7.30)
Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.41)	$(0.40)	$(0.40)	$(0.38)	$(0.27)
From net realized gain on investments	(0.01)		—	—	—	(0.07)	(1.07)
Total distributions declared to shareholders	$(0.23)		$(0.41)	$(0.40)	$(0.40)	$(0.45)	$(1.34)
Net asset value, end of period (x)	$21.10		$18.55	$17.05	$15.96	$13.75	$12.01
Total return (%) (r)(s)(t)(x)	15.12	(n)	11.40	9.41	19.27	18.86	(37.64)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.74	(a)	1.77	1.79	1.82	1.85	1.80
Expenses after expense reductions (f)	1.74	(a)	1.77	1.79	1.82	1.85	1.79
Net investment income	1.89	(a)	2.15	2.86	2.44	3.67	1.20
Portfolio turnover	31	(n)	46	51	54	71	73
Net assets at end of period (000 omitted)	$869,159		$739,959	$608,042	$459,807	$299,351	$262,113

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 4/30/13 (unaudited)		Years ended 10/31
Class I			2012	2011	2010	2009	2008

Net asset value, beginning of period	$18.67		$17.15	$16.05	$13.82	$12.07	$20.74
Income (loss) from investment operations
Net investment income (d)	$0.28		$0.57	$0.66	$0.50	$0.46	$0.39
Net realized and unrealized gain (loss) on investments and foreign currency	2.62		1.53	1.01	2.27	1.86	(7.54)
Total from investment operations	$2.90		$2.10	$1.67	$2.77	$2.32	$(7.15)
Less distributions declared to shareholders
From net investment income	$(0.32)		$(0.58)	$(0.57)	$(0.54)	$(0.50)	$(0.45)
From net realized gain on investments	(0.01)		—	—	—	(0.07)	(1.07)
Total distributions declared to shareholders	$(0.33)		$(0.58)	$(0.57)	$(0.54)	$(0.57)	$(1.52)
Net asset value, end of period (x)	$21.24		$18.67	$17.15	$16.05	$13.82	$12.07
Total return (%) (r)(s)(x)	15.69	(n)	12.54	10.50	20.50	20.03	(36.99)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.75	(a)	0.77	0.79	0.82	0.82	0.79
Expenses after expense reductions (f)	0.75	(a)	0.77	0.79	0.82	0.82	0.78
Net investment income	2.88	(a)	3.22	3.88	3.37	3.60	2.17
Portfolio turnover	31	(n)	46	51	54	71	73
Net assets at end of period (000 omitted)	$533,121		$462,849	$286,562	$155,487	$39,175	$10,141

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 4/30/13 (unaudited)		Years ended 10/31
Class R1			2012	2011	2010	2009	2008

Net asset value, beginning of period	$18.52		$17.03	$15.94	$13.73	$11.99	$20.63
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.37	$0.48	$0.36	$0.44	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	2.60		1.53	1.01	2.25	1.75	(7.50)
Total from investment operations	$2.78		$1.90	$1.49	$2.61	$2.19	$(7.30)
Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.41)	$(0.40)	$(0.40)	$(0.38)	$(0.27)
From net realized gain on investments	(0.01)		—	—	—	(0.07)	(1.07)
Total distributions declared to shareholders	$(0.23)		$(0.41)	$(0.40)	$(0.40)	$(0.45)	$(1.34)
Net asset value, end of period (x)	$21.07		$18.52	$17.03	$15.94	$13.73	$11.99
Total return (%) (r)(s)(x)	15.14	(n)	11.35	9.42	19.28	18.90	(37.69)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.74	(a)	1.77	1.79	1.82	1.84	1.83
Expenses after expense reductions (f)	1.74	(a)	1.77	1.79	1.82	1.84	1.83
Net investment income	1.88	(a)	2.15	2.83	2.46	3.61	1.15
Portfolio turnover	31	(n)	46	51	54	71	73
Net assets at end of period (000 omitted)	$12,397		$12,092	$11,686	$10,157	$9,674	$7,689

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 4/30/13 (unaudited)		Years ended 10/31
Class R2			2012	2011	2010	2009	2008

Net asset value, beginning of period	$18.58		$17.07	$15.98	$13.77	$12.02	$20.67
Income (loss) from investment operations
Net investment income (d)	$0.23		$0.46	$0.57	$0.43	$0.50	$0.29
Net realized and unrealized gain (loss) on investments and foreign currency	2.61		1.55	1.01	2.25	1.76	(7.51)
Total from investment operations	$2.84		$2.01	$1.58	$2.68	$2.26	$(7.22)
Less distributions declared to shareholders
From net investment income	$(0.27)		$(0.50)	$(0.49)	$(0.47)	$(0.44)	$(0.36)
From net realized gain on investments	(0.01)		—	—	—	(0.07)	(1.07)
Total distributions declared to shareholders	$(0.28)		$(0.50)	$(0.49)	$(0.47)	$(0.51)	$(1.43)
Net asset value, end of period (x)	$21.14		$18.58	$17.07	$15.98	$13.77	$12.02
Total return (%) (r)(s)(x)	15.42	(n)	11.99	9.94	19.83	19.52	(37.35)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.25	(a)	1.27	1.29	1.32	1.34	1.33
Expenses after expense reductions (f)	1.25	(a)	1.27	1.29	1.32	1.34	1.32
Net investment income	2.38	(a)	2.65	3.37	2.93	4.12	1.69
Portfolio turnover	31	(n)	46	51	54	71	73
Net assets at end of period (000 omitted)	$118,423		$116,173	$101,994	$79,748	$61,470	$49,039

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 4/30/13 (unaudited)		Years ended 10/31
Class R3			2012	2011	2010	2009	2008

Net asset value, beginning of period	$18.59		$17.09	$15.99	$13.78	$12.03	$20.69
Income (loss) from investment operations
Net investment income (d)	$0.24		$0.51	$0.61	$0.47	$0.54	$0.34
Net realized and unrealized gain (loss) on investments and foreign currency	2.63		1.53	1.02	2.25	1.75	(7.53)
Total from investment operations	$2.87		$2.04	$1.63	$2.72	$2.29	$(7.19)
Less distributions declared to shareholders
From net investment income	$(0.28)		$(0.54)	$(0.53)	$(0.51)	$(0.47)	$(0.40)
From net realized gain on investments	(0.01)		—	—	—	(0.07)	(1.07)
Total distributions declared to shareholders	$(0.29)		$(0.54)	$(0.53)	$(0.51)	$(0.54)	$(1.47)
Net asset value, end of period (x)	$21.17		$18.59	$17.09	$15.99	$13.78	$12.03
Total return (%) (r)(s)(x)	15.61	(n)	12.19	10.27	20.12	19.80	(37.21)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.00	(a)	1.02	1.04	1.07	1.10	1.07
Expenses after expense reductions (f)	1.00	(a)	1.02	1.04	1.07	1.09	1.07
Net investment income	2.48	(a)	2.90	3.62	3.19	4.40	1.91
Portfolio turnover	31	(n)	46	51	54	71	73
Net assets at end of period (000 omitted)	$128,195		$364,245	$324,613	$277,390	$39,450	$31,360

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 4/30/13 (unaudited)		Years ended 10/31
Class R4			2012	2011	2010	2009	2008

Net asset value, beginning of period	$18.63		$17.12	$16.02	$13.80	$12.05	$20.71
Income (loss) from investment operations
Net investment income (d)	$0.28		$0.56	$0.64	$0.52	$0.54	$0.36
Net realized and unrealized gain (loss) on investments and foreign currency	2.61		1.53	1.03	2.24	1.78	(7.50)
Total from investment operations	$2.89		$2.09	$1.67	$2.76	$2.32	$(7.14)
Less distributions declared to shareholders
From net investment income	$(0.32)		$(0.58)	$(0.57)	$(0.54)	$(0.50)	$(0.45)
From net realized gain on investments	(0.01)		—	—	—	(0.07)	(1.07)
Total distributions declared to shareholders	$(0.33)		$(0.58)	$(0.57)	$(0.54)	$(0.57)	$(1.52)
Net asset value, end of period (x)	$21.19		$18.63	$17.12	$16.02	$13.80	$12.05
Total return (%) (r)(s)(x)	15.67	(n)	12.50	10.52	20.45	20.06	(37.01)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.75	(a)	0.77	0.79	0.82	0.84	0.83
Expenses after expense reductions (f)	0.75	(a)	0.77	0.79	0.82	0.84	0.82
Net investment income	2.89	(a)	3.17	3.78	3.51	4.38	2.12
Portfolio turnover	31	(n)	46	51	54	71	73
Net assets at end of period (000 omitted)	$98,072		$73,570	$45,233	$24,422	$12,760	$5,537

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 4/30/13 (unaudited)		Year ended 10/31/12 (i)
Class R5

Net asset value, beginning of period	$18.67		$16.71
Income (loss) from investment operations
Net investment income (d)	$0.30		$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	2.60		1.96	(g)
Total from investment operations	$2.90		$2.18
Less distributions declared to shareholders
From net investment income	$(0.32)		$(0.22)
From net realized gain on investments	(0.01)		—
Total distributions declared to shareholders	$(0.33)		$(0.22)
Net asset value, end of period (x)	$21.24		$18.67
Total return (%) (r)(s)(x)	15.74	(n)	13.11	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.65	(a)	0.71	(a)
Expenses after expense reductions (f)	0.65	(a)	0.71	(a)
Net investment income	3.06	(a)	2.93	(a)
Portfolio turnover	31	(n)	46
Net assets at end of period (000 omitted)	$2,047		$283

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, June 1, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower. Excluding the effect of the proceeds received from a non-recurring litigation settlement against Enron Corp., the Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 total returns for the year ended October 31, 2009 would have each been lower by approximately 0.62%.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

24

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Utilities Fund (the fund) is a series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the utility industry. Issuers in a single industry can react similarly to market, economic, political and regulatory conditions and developments. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities which is intended to clarify the scope of Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities. Consistent with the effective date for ASU 2011-11, ASU 2013-01 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. Although still evaluating the potential impact of these two ASUs to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt

25

Notes to Financial Statements (unaudited) – continued

instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

26

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$3,281,095,834	$—	$—	$3,281,095,834
Brazil	336,384,475	—	—	336,384,475
Portugal	253,924,332	—	—	253,924,332
Spain	192,640,382	—	—	192,640,382
Russia	68,912,531	11,205,424	—	80,117,955
Canada	73,108,685	—	—	73,108,685
Israel	64,196,023	—	—	64,196,023
United Kingdom	60,264,107	—	—	60,264,107
Netherlands	59,404,145	—	—	59,404,145
Other Countries	457,341,917	—	—	457,341,917
U.S. Corporate Bonds	—	62,720,648	—	62,720,648
Commercial Mortgage-Backed Securities	—	71,822	—	71,822
Foreign Bonds	—	7,096,733	—	7,096,733
Short Term Securities	—	80,358,031	—	80,358,031
Mutual Funds	214,621,656	—	—	214,621,656
Total Investments	$5,061,894,087	$161,452,658	$—	$5,223,346,745

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(6,023,949)	$—	$(6,023,949)

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund entered into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

27

Notes to Financial Statements (unaudited) – continued

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2013 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange	$746,567	$(6,770,516)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2013 as reported in the Statement of Operations:

Risk	Foreign Currency
Foreign Exchange	$2,642,134

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2013 as reported in the Statement of Operations:

Risk	Translation of Assets and Liabilities in Foreign Currencies
Foreign Exchange	$(1,208,744)

28

Notes to Financial Statements (unaudited) – continued

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures contracts and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swap agreements and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been segregated to cover obligations of the fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash”. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

29

Notes to Financial Statements (unaudited) – continued

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in short-term securities. Collateral for securities loaned is held at carrying value, which approximates fair value. If the collateral for securities loaned was carried at fair value, its fair value would be considered level 2 under the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in

30

Notes to Financial Statements (unaudited) – continued

realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, derivative transactions, and partnership adjustments.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/12
Ordinary income (including any short-term capital gains)	$127,793,712

The federal tax cost and the tax basis components of distributable earnings were as follows:

4/30/13
Cost of investments	$4,284,507,364
Gross appreciation	1,056,219,295
Gross depreciation	(117,379,914)
Net unrealized appreciation (depreciation)	$938,839,381

31

Notes to Financial Statements (unaudited) – continued

As of 10/31/12
Undistributed ordinary income	17,480,099
Undistributed long-term capital gain	1,893,775
Other temporary differences	(9,408,145)
Net unrealized appreciation (depreciation)	484,232,853

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 4/30/13	Year ended 10/31/12 (i)	Six months ended 4/30/13	Year ended 10/31/12 (i)
Class A	$42,229,762	$77,342,017	$1,086,332	$—
Class B	3,118,052	5,779,215	107,413	—
Class C	8,811,725	15,857,428	298,368	—
Class I	7,627,534	12,568,489	178,261	—
Class R1	130,863	285,104	4,661	—
Class R2	1,555,006	3,126,244	45,003	—
Class R3	5,101,361	10,805,826	145,977	—
Class R4	1,307,620	2,027,105	29,986	—
Class R5	13,198	2,284	136	—
Total	$69,895,121	$127,793,712	$1,896,137	$—

(i)	For Class R5, the period is from inception, June 1, 2012, through the stated period end.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $3 billion of average daily net assets	0.60%
Average daily net assets in excess of $3 billion	0.55%

The management fee incurred for the six months ended April 30, 2013 was equivalent to an annual effective rate of 0.58% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $772,647 for the six months ended April 30, 2013, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

32

Notes to Financial Statements (unaudited) – continued

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$3,462,331
Class B	0.75%	0.25%	1.00%	1.00%	1,352,472
Class C	0.75%	0.25%	1.00%	1.00%	3,821,135
Class R1	0.75%	0.25%	1.00%	1.00%	56,518
Class R2	0.25%	0.25%	0.50%	0.50%	275,800
Class R3	—	0.25%	0.25%	0.25%	442,813
Total Distribution and Service Fees					$9,411,069

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2013 based on each class’s average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2013, were as follows:

Amount
Class A	$15,816
Class B	171,048
Class C	37,185

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2013, the fee was $456,253, which equated to 0.0189% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended April 30, 2013, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,547,046.

33

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2013 was equivalent to an annual effective rate of 0.0106% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $134 and the Retirement Deferral plan resulted in an expense of $3,959. Both amounts are included in independent Trustees’ compensation for the six months ended April 30, 2013. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $46,104 at April 30, 2013, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended April 30, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $16,532 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $6,363, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

34

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On May 31, 2012, MFS purchased 5,984 shares of Class R5 for an aggregate amount of $100,000.

(4) Portfolio Securities

Purchases and sales of investments, other than in-kind transactions and short-term obligations, aggregated $1,476,009,774 and $1,466,148,980, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/13		Year ended 10/31/12 (i)
	Shares	Amount	Shares	Amount
Shares sold
Class A	18,099,268	$352,136,406	42,608,241	$743,045,792
Class B	1,041,088	20,261,215	3,014,186	52,238,081
Class C	4,701,536	91,475,881	9,635,216	166,865,227
Class I	5,888,274	114,720,880	15,323,622	267,753,908
Class R1	93,727	1,824,338	233,955	4,059,972
Class R2	671,717	13,034,744	1,999,166	34,721,877
Class R3	1,381,017	26,766,126	3,822,079	66,307,192
Class R4	1,100,847	21,576,745	2,392,794	41,314,262
Class R5	84,532	1,685,770	15,045	266,102
	33,062,006	$643,482,105	79,044,304	$1,376,572,413

Shares issued to shareholders in reinvestment of distributions
Class A	2,026,983	$38,958,965	3,850,761	$67,418,972
Class B	145,474	2,769,290	279,425	4,865,182
Class C	361,589	6,889,614	662,935	11,552,129
Class I	266,675	5,150,600	432,493	7,622,439
Class R1	7,128	135,444	16,401	284,812
Class R2	78,930	1,508,993	169,666	2,961,386
Class R3	276,015	5,246,640	618,381	10,805,741
Class R4	65,494	1,263,826	109,277	1,918,714
Class R5	668	13,334	125	2,284
	3,228,956	$61,936,706	6,139,464	$107,431,659

35

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/13		Year ended 10/31/12 (i)
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(17,615,125)	$(337,640,651)	(38,416,945)	$(672,340,216)
Class B	(1,349,931)	(26,000,153)	(2,638,708)	(45,820,077)
Class C	(3,770,592)	(72,147,235)	(6,067,291)	(106,315,894)
Class I	(5,851,528)	(111,657,647)	(7,667,713)	(135,063,786)
Class R1	(165,478)	(3,121,615)	(283,867)	(4,937,329)
Class R2	(1,401,865)	(26,617,495)	(1,888,969)	(33,049,238)
Class R3	(15,192,195)	(310,293,515)	(3,847,062)	(67,909,538)
Class R4	(488,712)	(9,381,874)	(1,194,999)	(20,667,508)
Class R5	(3,984)	(76,740)	(12)	(230)
	(45,839,410)	$(896,936,925)	(62,005,566)	$(1,086,103,816)

Net change
Class A	2,511,126	$53,454,720	8,042,057	$138,124,548
Class B	(163,369)	(2,969,648)	654,903	11,283,186
Class C	1,292,533	26,218,260	4,230,860	72,101,462
Class I	303,421	8,213,833	8,088,402	140,312,561
Class R1	(64,623)	(1,161,833)	(33,511)	(592,545)
Class R2	(651,218)	(12,073,758)	279,863	4,634,025
Class R3	(13,535,163)	(278,280,749)	593,398	9,203,395
Class R4	677,629	13,458,697	1,307,072	22,565,468
Class R5	81,216	1,622,364	15,158	268,156
	(9,548,448)	$(191,518,114)	23,178,202	$397,900,256

(i)	For Class R5, the period is from inception, June 1, 2012, through the stated period end.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2013, the fund’s commitment fee and interest expense were $13,909 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

36

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	224,110,619	628,807,772	(638,296,735)	214,621,656

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$111,397	$214,621,656

(8) Redemptions In-Kind

On April 17, 2013, the fund recorded redemption proceeds for a distribution in-kind of portfolio securities that were valued at $242,037,617. The redeeming shareholder generally receives a pro rata share of the securities held by the fund. The distribution of such securities generated a realized gain of $86,351,511 for the fund.

37

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2012 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

38

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

April 30, 2013

MFS® GLOBAL TOTAL RETURN FUND

MWT-SEM

MFS® GLOBAL TOTAL RETURN FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

As 2013 has unfolded, we have seen global growth prospects decline, while U.S. and global equities march forward. Meanwhile, historically very low yields and a broadly sideways market have produced slim bond market returns. The big stories thus far this year are Japan’s aggressive stimulus, which appears to be eliciting its desired response among consumers and businesses, and the eurozone’s debt-driven doldrums. Meanwhile, the two economic giants, China and the United States, keep chugging along deliberately, albeit at historically moderate rates of growth.

The U.S. housing recovery has coincided with a pickup in auto sales and a lift in job creation, but the U.S. sequestration’s cuts are having the effect of a driver applying the brakes at the same time as the accelerator. The result is slower than desirable growth. China, similarly, keeps moving forward, but at a slower than normal pace, held back by the eurozone recession, slower global growth, and by the new government’s efforts to shift its enormous economy to more of a consumer focus. The eurozone continues to struggle with persistent record-high unemployment and 21 straight months of manufacturing contraction. The European Central Bank’s recent interest rate cut could help, but this region will require much needed, though politically difficult, structural reforms to climb out of its deep funk.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

June 17, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Government of Japan, 1.1%, 2020	2.0%
KDDI Corp.	1.7%
Johnson & Johnson	1.4%
Pfizer, Inc.	1.4%
United Kingdom Treasury, 8%, 2021	1.3%
Government of Japan, 2.1%, 2024	1.3%
Groupe Danone	1.3%
GlaxoSmithKline PLC	1.3%
Philip Morris International Inc.	1.3%
Lockheed Martin Corp.	1.3%

Composition including fixed income credit quality (a)(i)
AAA	6.3%
AA	5.4%
A	8.6%
BBB	10.2%
BB	0.1%
B (o)	0.0%
U.S. Government	2.4%
Federal Agencies	4.5%
Non-Fixed Income	60.4%
Cash & Other	2.1%

Equity sectors
Financial Services	10.6%
Consumer Staples	10.3%
Health Care	8.2%
Industrial Goods & Services	5.3%
Utilities & Communications	4.6%
Technology	4.2%
Leisure	3.8%
Energy	3.6%
Special Products & Services	3.5%
Retailing	2.0%
Basic Materials	1.8%
Autos & Housing	1.4%
Transportation	1.1%

Fixed income sectors (i)
Non-U.S. Government Bonds	20.0%
High Grade Corporates	7.1%
Mortgage-Backed Securities	4.0%
U.S. Treasury Securities	2.4%
Emerging Markets Bonds	2.3%
Commercial Mortgage-Backed Securities	1.2%
U.S. Government Agencies	0.5%
Collateralized Debt Obligations (o)	0.0%

Portfolio Composition – continued

Issuer country weightings (i)(x)
United States	44.6%
Japan	13.3%
United Kingdom	11.2%
Germany	5.0%
Switzerland	3.8%
France	3.5%
Canada	2.8%
Italy	2.7%
Spain	2.2%
Other Countries	10.9%

Currency exposure weightings (i)(y)
United States Dollar	47.1%
Euro	17.0%
Japanese Yen	15.0%
British Pound Sterling	10.1%
Swiss Franc	4.0%
Canadian Dollar	1.6%
Swedish Krona	0.9%
Australian Dollar	0.7%
Taiwan Dollar	0.7%
Other Countries	2.9%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets.

Percentages are based on net assets as of 4/30/13.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2012 through April 30, 2013

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2012 through April 30, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/12	Ending Account Value 4/30/13	Expenses Paid During Period (p) 11/01/12-4/30/13
A	Actual	1.23%	$1,000.00	$1,095.47	$6.39
	Hypothetical (h)	1.23%	$1,000.00	$1,018.70	$6.16
B	Actual	1.98%	$1,000.00	$1,090.46	$10.26
	Hypothetical (h)	1.98%	$1,000.00	$1,014.98	$9.89
C	Actual	1.98%	$1,000.00	$1,091.00	$10.27
	Hypothetical (h)	1.98%	$1,000.00	$1,014.98	$9.89
I	Actual	0.98%	$1,000.00	$1,096.24	$5.09
	Hypothetical (h)	0.98%	$1,000.00	$1,019.93	$4.91
R1	Actual	1.98%	$1,000.00	$1,091.52	$10.27
	Hypothetical (h)	1.98%	$1,000.00	$1,014.98	$9.89
R2	Actual	1.48%	$1,000.00	$1,093.35	$7.68
	Hypothetical (h)	1.48%	$1,000.00	$1,017.46	$7.40
R3	Actual	1.23%	$1,000.00	$1,095.03	$6.39
	Hypothetical (h)	1.23%	$1,000.00	$1,018.70	$6.16
R4	Actual	0.98%	$1,000.00	$1,096.01	$5.09
	Hypothetical (h)	0.98%	$1,000.00	$1,019.93	$4.91
R5	Actual	0.90%	$1,000.00	$1,096.67	$4.68
	Hypothetical (h)	0.90%	$1,000.00	$1,020.33	$4.51

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

4/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 60.4%
Issuer	Shares/Par	Value ($)
Aerospace - 3.3%
Cobham PLC	797,907	$3,104,769
Honeywell International, Inc.	97,810	7,192,947
Lockheed Martin Corp.	129,740	12,855,937
Northrop Grumman Corp.	36,300	2,749,362
United Technologies Corp.	80,130	7,315,068

		$33,218,083
Alcoholic Beverages - 0.9%
Heineken N.V. (l)	130,914	$9,244,474

Automotive - 0.7%
Johnson Controls, Inc.	94,680	$3,314,747
USS Co. Ltd.	26,550	3,401,646

		$6,716,393
Broadcasting - 2.1%
Fuji Television Network, Inc.	1,405	$3,048,238
Nippon Television Holdings, Inc.	150,800	2,662,223
Omnicom Group, Inc.	75,220	4,495,899
Viacom, Inc., “B”	66,670	4,266,213
Walt Disney Co.	119,330	7,498,697

		$21,971,270
Brokerage & Asset Managers - 1.2%
BlackRock, Inc.	21,859	$5,825,424
Computershare Ltd.	178,299	1,835,487
Daiwa Securities Group, Inc.	478,000	4,231,564

		$11,892,475
Business Services - 3.5%
Accenture PLC, “A”	134,050	$10,917,032
Amadeus Holdings AG	192,279	5,675,967
Bunzl PLC	222,026	4,411,067
Compass Group PLC	579,380	7,622,830
Dun & Bradstreet Corp.	29,270	2,588,932
Nomura Research Institute Ltd.	164,100	4,940,591

		$36,156,419
Cable TV - 0.4%
Comcast Corp., “Special A”	106,570	$4,187,135

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Chemicals - 1.8%
3M Co.	72,690	$7,611,370
Givaudan S.A.	3,115	4,006,819
PPG Industries, Inc.	45,400	6,680,156

		$18,298,345
Computer Software - 0.5%
Oracle Corp.	166,390	$5,454,264

Computer Software - Systems - 1.3%
Canon, Inc.	133,800	$4,796,953
International Business Machines Corp.	43,740	8,859,100

		$13,656,053
Construction - 0.7%
Geberit AG	11,540	$2,818,600
Stanley Black & Decker, Inc.	55,390	4,143,726

		$6,962,326
Consumer Products - 3.2%
Henkel KGaA, IPS	92,158	$8,689,911
Kao Corp.	274,600	9,492,763
Kose Corp.	66,500	1,734,723
Procter & Gamble Co.	76,950	5,907,452
Reckitt Benckiser Group PLC	88,318	6,442,384

		$32,267,233
Electrical Equipment - 1.5%
Danaher Corp.	63,220	$3,852,627
Legrand S.A.	107,291	4,999,790
Pentair Ltd.	12,615	685,625
Spectris PLC	65,219	2,137,597
Tyco International Ltd.	115,610	3,713,393

		$15,389,032
Electronics - 1.4%
Halma PLC	280,075	$2,177,448
Hirose Electric Co. Ltd.	21,200	3,044,571
Intel Corp.	75,330	1,804,154
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	369,504	7,050,136

		$14,076,309
Energy - Independent - 0.8%
Cairn Energy PLC (a)	489,584	$2,194,789
Occidental Petroleum Corp.	72,560	6,476,706

		$8,671,495

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Energy - Integrated - 2.8%
Chevron Corp.	56,850	$6,936,269
Exxon Mobil Corp.	116,980	10,410,050
Royal Dutch Shell PLC, “A”	220,895	7,521,349
Suncor Energy, Inc.	110,171	3,434,881

		$28,302,549
Food & Beverages - 2.8%
General Mills, Inc.	125,110	$6,308,046
Groupe Danone (l)	173,622	13,264,073
Nestle S.A.	119,884	8,561,301

		$28,133,420
Food & Drug Stores - 1.2%
CVS Caremark Corp.	148,350	$8,631,003
Lawson, Inc.	51,400	4,049,361

		$12,680,364
General Merchandise - 0.6%
Target Corp.	83,540	$5,894,582

Insurance - 3.2%
Aon PLC	60,910	$3,675,919
Hiscox Ltd.	272,472	2,374,401
ING Groep N.V. (a)	389,669	3,198,104
MetLife, Inc.	152,070	5,929,209
Prudential Financial, Inc.	54,720	3,306,182
Swiss Re Ltd.	67,026	5,330,795
Travelers Cos., Inc.	62,390	5,328,730
Zurich Insurance Group AG	13,011	3,632,669

		$32,776,009
Leisure & Toys - 0.4%
Hasbro, Inc. (l)	94,080	$4,456,570

Machinery & Tools - 0.5%
GLORY Ltd.	71,700	$1,970,399
Neopost S.A. (l)	42,098	2,768,999

		$4,739,398
Major Banks - 4.6%
Bank of New York Mellon Corp.	216,818	$6,118,604
Goldman Sachs Group, Inc.	32,210	4,704,915
HSBC Holdings PLC	691,780	7,559,645
JPMorgan Chase & Co.	203,070	9,952,461

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Major Banks - continued
State Street Corp.	94,400	$5,519,568
Sumitomo Mitsui Financial Group, Inc.	53,500	2,527,235
Toronto-Dominion Bank	21,874	1,793,214
Wells Fargo & Co.	222,770	8,460,805

		$46,636,447
Medical & Health Technology & Services - 0.5%
Kobayashi Pharmaceutical Co. Ltd.	51,800	$2,826,855
Quest Diagnostics, Inc.	35,280	1,987,322

		$4,814,177
Medical Equipment - 1.2%
Abbott Laboratories	120,460	$4,447,383
Medtronic, Inc.	104,700	4,887,396
St. Jude Medical, Inc.	74,060	3,052,753

		$12,387,532
Network & Telecom - 1.0%
Ericsson, Inc., “B”	571,242	$7,130,554
Nokia Oyj (l)	876,578	2,936,817

		$10,067,371
Other Banks & Diversified Financials - 0.8%
DNB A.S.A.	263,949	$4,314,089
Hachijuni Bank Ltd.	175,000	1,188,388
North Pacific Ltd.	251,100	865,462
Western Union Co.	140,300	2,077,843

		$8,445,782
Pharmaceuticals - 6.5%
Bayer AG (l)	87,913	$9,171,856
GlaxoSmithKline PLC	511,859	13,202,572
Johnson & Johnson	167,480	14,274,320
Pfizer, Inc.	478,100	13,898,367
Roche Holding AG	51,020	12,752,256
Santen Pharmaceutical Co. Ltd.	53,700	2,688,167

		$65,987,538
Printing & Publishing - 0.5%
Moody’s Corp.	38,600	$2,348,810
Pearson PLC	170,020	3,092,618

		$5,441,428
Railroad & Shipping - 0.2%
Canadian National Railway Co.	17,250	$1,690,155

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Common Stocks - continued
Real Estate - 0.8%
Deutsche Wohnen AG		270,942	$4,777,781
GSW Immobilien AG		73,905	2,965,620

			$7,743,401
Restaurants - 0.4%
McDonald’s Corp.		39,690	$4,053,937

Specialty Stores - 0.2%
Esprit Holdings Ltd.		1,273,850	$1,785,982

Telecommunications - Wireless - 2.9%
KDDI Corp.		352,300	$16,913,002
NTT DoCoMo, Inc.		1,922	3,174,252
Vodafone Group PLC		3,217,846	9,806,941

			$29,894,195
Telephone Services - 1.7%
AT&T, Inc.		196,740	$7,369,880
China Unicom (Hong Kong) Ltd.		1,018,000	1,461,379
Deutsche Telekom AG		285,490	3,377,017
TDC A.S.		328,630	2,665,682
Telecom Italia S.p.A. (l)		4,146,915	2,883,556

			$17,757,514
Tobacco - 3.4%
British American Tobacco PLC		152,453	$8,444,747
Japan Tobacco, Inc.		234,500	8,864,261
Lorillard, Inc.		90,670	3,888,836
Philip Morris International, Inc.		137,900	13,181,861

			$34,379,705
Trucking - 0.9%
United Parcel Service, Inc., “B”		29,450	$2,527,988
Yamato Holdings Co. Ltd.		359,400	6,919,975

			$9,447,963
Total Common Stocks (Identified Cost, $440,306,414)			$615,677,325

Bonds - 37.1%
Asset-Backed & Securitized - 1.3%
Bayview Commercial Asset Trust, FRN, 1.72%, 2023 (z)	CAD	560,000	$545,636
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049		$1,489,951	1,696,647

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Commercial Mortgage Pass-Through Certificates, “A3”, 5.293%, 2049	$995,797	$1,029,293
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046	995,797	1,129,340
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)	341,708	344,698
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.002%, 2049	1,058,797	1,124,200
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.126%, 2051	1,813,786	1,904,134
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 6.002%, 2049	1,040,000	1,203,577
Merrill Lynch Mortgage Trust, “A3”, FRN, 6.044%, 2050	214,544	226,267
Merrill Lynch Mortgage Trust, FRN, 6.044%, 2050	1,040,000	1,206,810
Wachovia Bank Commercial Mortgage Trust, “A3”, FRN, 6.122%, 2051	1,750,244	1,810,762
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 6.122%, 2051	510,000	585,856

		$12,807,220
Automotive - 0.6%
Daimler Finance North America LLC, 1.3%, 2015 (n)	$1,610,000	$1,621,711
Daimler Finance North America LLC, 1.875%, 2018 (n)	492,000	497,460
Hyundai Capital America, 2.125%, 2017 (n)	38,000	38,091
Toyota Motor Credit Corp., 0.875%, 2015	1,570,000	1,580,444
Volkswagen International Finance N.V., 1.15%, 2015 (n)	1,810,000	1,823,231
Volkswagen International Finance N.V., 2.375%, 2017 (n)	534,000	556,448

		$6,117,385
Biotechnology - 0.2%
Life Technologies Corp., 6%, 2020	$1,390,000	$1,631,132

Broadcasting - 0.2%
British Sky Broadcasting Group PLC, 3.125%, 2022 (n)	$1,510,000	$1,528,713

Building - 0.0%
Owens Corning, Inc., 6.5%, 2016	$157,000	$177,567

Cable TV - 0.2%
Cox Communications, Inc., 3.25%, 2022 (n)	$495,000	$512,595
NBCUniversal Media LLC, 5.15%, 2020	728,000	881,955
Time Warner Cable, Inc., 5%, 2020	688,000	794,348

		$2,188,898

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Chemicals - 0.1%
Dow Chemical Co., 8.55%, 2019		$580,000	$782,027

Conglomerates - 0.0%
Roper Industries, Inc., 1.85%, 2017		$251,000	$254,526

Consumer Products - 0.1%
Newell Rubbermaid, Inc., 4.7%, 2020		$730,000	$822,065

Electrical Equipment - 0.0%
Ericsson, Inc., 4.125%, 2022		$395,000	$418,898

Emerging Market Quasi-Sovereign - 0.9%
Banco do Brasil (Cayman Branch), 6%, 2020 (n)		$710,000	$824,310
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)		319,000	329,368
BNDES Participacoes S.A., 6.5%, 2019 (n)		192,000	229,920
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)		305,000	340,138
Comision Federal de Electricidad, 5.75%, 2042 (n)		677,000	765,010
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)		271,000	289,733
Empresa Nacional del Petroleo, 6.25%, 2019		265,000	300,791
Gaz Capital S.A., 3.85%, 2020 (n)		1,081,000	1,093,972
Pemex Project Funding Master Trust, 5.75%, 2018		523,000	610,603
Petrobras International Finance Co., 5.375%, 2021		1,049,000	1,158,376
Petroleos Mexicanos, 6%, 2020		408,000	491,232
Petroleos Mexicanos, 5.5%, 2021		232,000	272,020
PTT PLC, 3.375%, 2022 (n)		1,400,000	1,411,320
Rosneft, 3.149%, 2017 (n)		200,000	201,990
Rosneft, 4.199%, 2022 (n)		307,000	308,535

			$8,627,318
Emerging Market Sovereign - 0.8%
Federative Republic of Brazil, 5.625%, 2041		$695,000	$871,183
Government of Poland, 5.75%, 2021	PLN	9,295,000	3,506,382
Government of Thailand, 3.625%, 2023	THB	53,310,000	1,848,488
Republic of Colombia, 6.125%, 2041		$613,000	824,485
Republic of Peru, 7.35%, 2025		700,000	1,016,750
Republic of Peru, 5.625%, 2050		28,000	35,910
Russian Federation, 4.5%, 2022 (n)		200,000	224,300
Russian Federation, 5.625%, 2042 (n)		200,000	238,000

			$8,565,498
Energy - Independent - 0.0%
EOG Resources, Inc., 2.625%, 2023		$269,000	$270,629

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Financial Institutions - 0.1%
General Electric Capital Corp., 3.1%, 2023		$989,000	$1,003,477
SLM Corp., 6.25%, 2016		382,000	415,425

			$1,418,902
Food & Beverages - 0.4%
Anheuser-Busch InBev S.A., 5.375%, 2020		$672,000	$817,530
Conagra Foods, Inc., 3.2%, 2023		729,000	745,485
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (n)		979,000	1,083,458
Tyson Foods, Inc., 6.6%, 2016		900,000	1,028,921

			$3,675,394
Food & Drug Stores - 0.0%
CVS Caremark Corp., 5.75%, 2017		$305,000	$360,624

Forest & Paper Products - 0.1%
Georgia-Pacific Corp., 5.4%, 2020 (n)		$793,000	$947,783
Votorantim Participacoes S.A., 6.75%, 2021 (n)		368,000	431,940

			$1,379,723
Insurance - 0.2%
American International Group, Inc., 4.875%, 2016		$830,000	$923,992
UnumProvident Corp., 6.85%, 2015 (n)		1,367,000	1,536,798

			$2,460,790
Insurance - Property & Casualty - 0.7%
AXIS Capital Holdings Ltd., 5.75%, 2014		$1,440,000	$1,543,002
Berkshire Hathaway, Inc., 4.5%, 2043		940,000	985,637
Chubb Corp., 6.375% to 2017, FRN to 2067		730,000	812,125
Liberty Mutual Group, Inc., 4.95%, 2022 (n)		345,000	384,019
QBE Capital Funding III Ltd., FRN, 7.25%, 2041 (n)		804,000	853,245
Swiss Re Ltd., 2.875%, 2022 (n)		830,000	839,033
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)		1,259,000	1,359,720

			$6,776,781
International Market Quasi-Sovereign - 0.3%
Electricite de France, FRN, 5.25%, 2049 (n)		$810,000	$814,755
Statoil A.S.A., 4.25%, 2041		660,000	714,853
Temasek Financial I Ltd., 2.375%, 2023 (n)		1,450,000	1,425,170

			$2,954,778
International Market Sovereign - 19.4%
Federal Republic of Germany, 3.75%, 2015	EUR	3,694,000	$5,168,329
Federal Republic of Germany, 3.25%, 2021	EUR	4,564,000	7,138,261
Federal Republic of Germany, 6.25%, 2030	EUR	2,281,000	4,890,902

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
International Market Sovereign - continued
Government of Australia, 5.75%, 2021	AUD	6,705,000	$8,302,292
Government of Canada, 4.5%, 2015	CAD	4,984,000	5,309,572
Government of Canada, 4.25%, 2018	CAD	9,182,000	10,485,863
Government of Canada, 3.25%, 2021	CAD	2,433,000	2,738,329
Government of Canada, 5.75%, 2033	CAD	1,350,000	2,082,882
Government of Japan, 1.1%, 2020	JPY	1,902,000,000	20,459,538
Government of Japan, 2.1%, 2024	JPY	1,132,650,000	13,344,414
Government of Japan, 2.2%, 2027	JPY	357,700,000	4,246,828
Government of Japan, 2.4%, 2037	JPY	425,150,000	5,103,902
Government of Japan, 2%, 2052	JPY	127,000,000	1,420,730
Kingdom of Belgium, 4.25%, 2021	EUR	2,353,000	3,760,832
Kingdom of Spain, 4%, 2015	EUR	4,819,000	6,630,890
Kingdom of Spain, 5.5%, 2017	EUR	2,087,000	3,045,310
Kingdom of Spain, 4.6%, 2019	EUR	3,730,000	5,272,781
Kingdom of the Netherlands, 5.5%, 2028	EUR	1,515,000	2,889,239
Republic of Austria, 4.65%, 2018	EUR	2,195,000	3,443,119
Republic of France, 2.5%, 2020	EUR	3,900,000	5,609,685
Republic of France, 6%, 2025	EUR	2,350,000	4,416,945
Republic of France, 4.75%, 2035	EUR	2,368,000	4,186,013
Republic of Iceland, 4.875%, 2016 (n)		$2,826,000	3,009,690
Republic of Ireland, 5.5%, 2017	EUR	4,856,000	7,245,659
Republic of Ireland, 4.5%, 2020	EUR	2,468,000	3,524,097
Republic of Italy, 4.25%, 2015	EUR	1,290,000	1,785,576
Republic of Italy, 5.25%, 2017	EUR	7,852,000	11,458,396
Republic of Italy, 3.75%, 2021	EUR	7,334,000	9,916,587
United Kingdom Treasury, 8%, 2015	GBP	3,792,000	7,080,262
United Kingdom Treasury, 5%, 2018	GBP	3,229,000	6,050,921
United Kingdom Treasury, 8%, 2021	GBP	5,714,000	13,422,847
United Kingdom Treasury, 4.25%, 2027	GBP	189,000	365,320
United Kingdom Treasury, 4.25%, 2036	GBP	2,038,000	3,934,176

			$197,740,187
Internet - 0.1%
Baidu, Inc., 3.5%, 2022		$920,000	$925,573

Major Banks - 1.6%
ABN AMRO Bank N.V., 4.25%, 2017 (n)		$1,625,000	$1,785,371
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)		1,000,000	1,017,880
Bank of America Corp., 5.65%, 2018		1,920,000	2,228,920
Goldman Sachs Group, Inc., 1.6%, 2015		242,000	245,280
Goldman Sachs Group, Inc., 5.75%, 2022		564,000	673,415
HSBC USA, Inc., 4.875%, 2020		1,000,000	1,143,700
ING Bank N.V., FRN, 1.681%, 2014 (n)		1,260,000	1,273,346

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
JPMorgan Chase & Co., 4.25%, 2020	$1,190,000	$1,332,889
Morgan Stanley, 7.3%, 2019	980,000	1,227,479
Morgan Stanley, 5.5%, 2021	490,000	575,073
PNC Financial Services Group, Inc., FRN, 6.75%, 2049	640,000	735,036
Standard Chartered PLC, 3.95%, 2023 (n)	1,000,000	1,021,650
Svenska Handelsbanken AB, FRN, 0.732%, 2016	1,210,000	1,210,010
Wells Fargo & Co., 2.1%, 2017	1,290,000	1,337,525

		$15,807,574
Medical & Health Technology & Services - 0.2%
Express Scripts Holding Co., 2.65%, 2017	$1,390,000	$1,461,256

Metals & Mining - 0.3%
Barrick Gold Corp., 4.1%, 2023 (z)	$499,000	$500,016
Rio Tinto Finance (USA) PLC, 3.5%, 2022	1,100,000	1,149,156
Southern Copper Corp., 6.75%, 2040	760,000	880,583
Vale Overseas Ltd., 4.625%, 2020	316,000	343,280
Vale Overseas Ltd., 4.375%, 2022	508,000	534,609

		$3,407,644
Mortgage-Backed - 4.0%
Fannie Mae, 4.78%, 2015	$327,397	$349,218
Fannie Mae, 4.79%, 2015	345,472	368,759
Fannie Mae, 4.856%, 2015	259,043	276,052
Fannie Mae, 5.5%, 2015 - 2037	378,296	404,580
Fannie Mae, 5.09%, 2016	360,442	397,699
Fannie Mae, 5.424%, 2016	305,742	340,696
Fannie Mae, 4.992%, 2017	226,267	239,251
Fannie Mae, 5.05%, 2017	315,332	349,024
Fannie Mae, 2.578%, 2018	900,000	954,832
Fannie Mae, 3.849%, 2018	391,398	438,740
Fannie Mae, 5.16%, 2018	741,433	816,876
Fannie Mae, 5.1%, 2019	328,438	374,255
Fannie Mae, 5.18%, 2019	328,715	375,557
Fannie Mae, 6.16%, 2019	221,324	251,212
Fannie Mae, 5%, 2020 - 2040	5,209,786	5,761,269
Fannie Mae, 4.5%, 2025 - 2034	2,221,543	2,398,689
Fannie Mae, 6%, 2037 - 2038	1,075,609	1,199,321
Fannie Mae, 4%, 2041	1,666,267	1,784,061
Freddie Mac, 1.426%, 2017	927,000	947,560
Freddie Mac, 3.882%, 2017	733,000	818,392
Freddie Mac, 2.412%, 2018	802,000	849,508
Freddie Mac, 1.883%, 2019	1,250,000	1,287,696
Freddie Mac, 5.085%, 2019	589,000	702,931

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 3.32%, 2020	$554,535	$599,593
Freddie Mac, 5.5%, 2037	509,672	552,700
Freddie Mac, 4.5%, 2040	4,719,799	5,057,421
Freddie Mac, TBA, 3%, 2043	3,280,000	3,407,613
Freddie Mac, TBA, 3.5%, 2043	3,617,000	3,844,758
Ginnie Mae, 5%, 2040 - 2041	1,697,341	1,871,535
Ginnie Mae, TBA, 3.5%, 2043	3,217,000	3,487,429

		$40,507,227
Natural Gas - Pipeline - 0.1%
Energy Transfer Partners LP, 4.65%, 2021	$884,000	$979,563
Energy Transfer Partners LP, 3.6%, 2023	399,000	407,211

		$1,386,774
Network & Telecom - 0.1%
AT&T, Inc., 5.55%, 2041	$660,000	$761,820

Oil Services - 0.1%
Transocean, Inc., 6.5%, 2020	$650,000	$770,808

Other Banks & Diversified Financials - 0.9%
Banco de Credito del Peru, FRN, 6.125% to 2022, FRN to 2027 (n)	$840,000	$914,760
BB&T Corp., 3.95%, 2016	1,290,000	1,405,452
BBVA Bancomer S.A. de C.V., 6.75%, 2022 (n)	901,000	1,036,150
Capital One Bank (USA) N.A., 3.375%, 2023	900,000	915,770
Citigroup, Inc., 6.125%, 2018	386,000	464,586
Citigroup, Inc., 3.375%, 2023	260,000	269,246
Discover Bank, 7%, 2020	1,065,000	1,330,810
Intesa Sanpaolo S.p.A., 3.875%, 2018	460,000	460,313
Skandinaviska Enskilda, 1.75%, 2018 (z)	1,210,000	1,221,433
Svenska Handelsbanken AB, 2.875%, 2017	383,000	407,244
Swedbank AB, 2.125%, 2017 (n)	204,000	208,817
Swedbank AB, 1.75%, 2018 (n)	728,000	733,904
U.S. Bancorp, 2.95%, 2022	196,000	198,112

		$9,566,597
Pharmaceuticals - 0.2%
AbbVie, Inc., 1.2%, 2015 (n)	$1,670,000	$1,683,186
Teva Pharmaceutical Finance B.V., 2.95%, 2022	602,000	614,414

		$2,297,600
Railroad & Shipping - 0.1%
CSX Corp., 4.1%, 2044	$969,000	$951,954

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Real Estate - 0.3%
Boston Properties Ltd., 3.125%, 2023	$1,220,000	$1,237,997
ERP Operating LP, REIT, 3%, 2023	245,000	247,578
Simon Property Group, Inc., REIT, 5.65%, 2020	1,140,000	1,393,624
WEA Finance LLC/WT Finance Australia, 3.375%, 2022 (n)	309,000	319,081

		$3,198,280
Retailers - 0.1%
Home Depot, Inc., 5.95%, 2041	$678,000	$900,180
Wesfarmers Ltd., 1.874%, 2018 (n)	183,000	185,690

		$1,085,870
Telecommunications - Wireless - 0.1%
American Tower Corp., REIT, 4.7%, 2022	$167,000	$183,828
American Tower Corp., REIT, 3.5%, 2023	162,000	163,661
Crown Castle Towers LLC, 6.113%, 2020 (n)	615,000	755,727

		$1,103,216
Tobacco - 0.1%
Altria Group, Inc., 9.7%, 2018	$277,000	$388,322
Altria Group, Inc., 2.85%, 2022	960,000	958,036

		$1,346,358
Transportation - Services - 0.1%
ERAC USA Finance Co., 2.75%, 2017 (n)	$192,000	$200,407
ERAC USA Finance Co., 7%, 2037 (n)	627,000	826,210

		$1,026,617
U.S. Government Agencies and Equivalents - 0.5%
Aid-Egypt, 4.45%, 2015	$1,113,000	$1,218,763
Small Business Administration, 5.09%, 2025	86,038	97,144
Small Business Administration, 5.21%, 2026	1,233,511	1,389,610
Small Business Administration, 5.31%, 2027	674,281	775,493
Small Business Administration, 2.22%, 2033	1,288,000	1,307,228

		$4,788,238
U.S. Treasury Obligations - 2.4%
U.S. Treasury Bonds, 6.875%, 2025	$5,267,000	$8,118,585
U.S. Treasury Bonds, 5.25%, 2029	1,749,000	2,431,383
U.S. Treasury Bonds, 4.5%, 2039	3,597,600	4,775,814
U.S. Treasury Notes, 4.75%, 2017	3,896,000	4,595,453
U.S. Treasury Notes, 3.5%, 2020	3,726,000	4,337,589

		$24,258,824
Utilities - Electric Power - 0.2%
Enel Finance International S.A., 6%, 2039 (n)	$731,000	$741,472

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Utilities - Electric Power - continued
Progress Energy, Inc., 7.05%, 2019	$1,160,000	$1,476,963

		$2,218,435
Total Bonds (Identified Cost, $364,969,324)		$377,829,720

Money Market Funds - 3.0%
MFS Institutional Money Market Portfolio, 0.13%, at Cost and Net Asset Value (v)	30,780,226	$30,780,226

Collateral for Securities Loaned - 3.3%
Goldman Sachs Repurchase Agreement, 0.16%, dated 4/30/13, due 5/01/13, total to be received $23,423,940 (secured by U.S. Treasury and Federal Agency obligations valued at $23,892,312 in an individually traded account)	$23,423,836	$23,423,836
Morgan Stanley Repurchase Agreement, 0.16%, dated 4/30/13, due 5/01/13, total to be received $10,000,044 (secured by U.S. Treasury and Federal Agency obligations valued at $10,200,004 in an individually traded account)	$10,000,000	$10,000,000
Total Collateral for Securities Loaned, at Cost and Value		$33,423,836
Total Investments (Identified Cost, $869,479,800)		$1,057,711,107

Other Assets, Less Liabilities - (3.8)%		(38,671,297)
Net Assets - 100.0%		$1,019,039,810

(a)	Non-income producing security.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $38,224,107, representing 3.8% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Barrick Gold Corp., 4.1%, 2023	4/29/13	$497,987	$500,016
Bayview Commercial Asset Trust, FRN, 1.72%, 2023	5/25/06	506,329	545,636
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	331,930	344,698
Skandinaviska Enskilda, 1.75%, 2018	3/13/13	1,203,198	1,221,433
Total Restricted Securities			$2,611,783
% of Net assets			0.3%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 4/30/13

Forward Foreign Currency Exchange Contracts at 4/30/13

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Westpac Banking Corp.	2,612,034	7/16/13	$2,717,599	$2,692,674	$24,925
BUY	BRL	UBS AG	3,831,000	5/03/13	1,900,769	1,914,536	13,767
SELL	BRL	UBS AG	3,831,000	5/03/13	1,917,417	1,914,536	2,881
BUY	CHF	UBS AG	3,040,000	7/16/13	3,260,438	3,272,151	11,713
BUY	CNY	Deutsche Bank AG	5,941,000	10/15/13-1/15/14	946,713	953,348	6,635
BUY	CZK	Citibank N.A.	8,444,000	7/16/13	425,158	431,290	6,132
BUY	DKK	Deutsche Bank AG	7,893,149	7/16/13	1,383,934	1,395,434	11,500
BUY	EUR	Barclays Bank PLC	8,500,114	6/18/13	11,024,521	11,197,760	173,239
BUY	EUR	Citibank N.A.	78,094	7/16/13	102,877	102,899	22
BUY	EUR	Credit Suisse Group	169,000	7/16/13	220,005	222,681	2,676
BUY	EUR	Deutsche Bank AG	596,000	7/16/13	782,415	785,312	2,897
BUY	EUR	Goldman Sachs International	317,000	7/16/13	417,587	417,691	104
BUY	EUR	Merrill Lynch International Bank	213,000	7/16/13	277,167	280,657	3,490
BUY	EUR	UBS AG	8,594,114	6/18/13-7/16/13	11,145,201	11,321,618	176,417
BUY	GBP	Merrill Lynch International Bank	68,000	7/16/13	103,689	105,579	1,890
BUY	GBP	UBS AG	80,000	7/16/13	124,009	124,211	202
BUY	JPY	Citibank N.A.	953,611,965	7/16/13	9,669,639	9,786,214	116,575
BUY	JPY	Credit Suisse Group	484,297,554	7/16/13	4,865,229	4,969,987	104,758
BUY	JPY	Deutsche Bank AG	126,549,000	7/16/13	1,290,446	1,298,678	8,232

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 4/30/13 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
BUY	JPY	Merrill Lynch International Bank	484,297,553	7/16/13	$4,864,022	$4,969,987	$105,965
BUY	JPY	UBS AG	66,462,000	7/16/13	678,515	682,051	3,536
SELL	JPY	Goldman Sachs International	184,469,000	7/16/13	1,900,704	1,893,069	7,635
BUY	KRW	JPMorgan Chase Bank	4,332,949,000	5/06/13-7/02/13	3,900,622	3,925,470	24,848
BUY	MXN	Deutsche Bank AG	23,329,000	6/05/13	1,883,878	1,915,740	31,862
BUY	MYR	Barclays Bank PLC	285,000	5/02/13	91,734	93,673	1,939
BUY	MYR	Deutsche Bank AG	2,212,863	5/02/13	711,486	727,318	15,832
SELL	MYR	Barclays Bank PLC	285,000	5/02/13	94,094	93,673	421
SELL	MYR	Deutsche Bank AG	2,212,863	5/02/13	730,583	727,317	3,266
SELL	MYR	JPMorgan Chase Bank	2,497,863	5/02/13	823,073	820,990	2,083
SELL	PLN	JPMorgan Chase Bank	7,488,660	6/24/13	2,369,042	2,360,630	8,412
BUY	SEK	UBS AG	629,000	7/16/13	96,152	96,887	735
BUY	SGD	Goldman Sachs International	808,000	7/16/13	652,434	656,035	3,601
BUY	THB	HSBC Bank	22,050,000	6/18/13	740,927	750,899	9,972
SELL	THB	JPMorgan Chase Bank	55,844,250	7/18/13	1,925,000	1,899,002	25,998

							$914,160

Liability Derivatives
SELL	AUD	Deutsche Bank AG	52,000	7/16/13	$53,257	$53,605	$(348)
BUY	BRL	UBS AG	3,831,000	6/04/13	1,909,866	1,907,183	(2,683)
SELL	CAD	Merrill Lynch International Bank	10,213,811	7/16/13	10,022,727	10,120,426	(97,699)
SELL	CAD	UBS AG	109,000	7/16/13	107,201	108,003	(802)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 4/30/13 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
SELL	EUR	Citibank N.A.	430,000	7/16/13	$558,701	$566,584	$(7,883)
SELL	EUR	Deutsche Bank AG	4,490,592	7/16/13	5,869,923	5,916,973	(47,050)
SELL	EUR	JPMorgan Chase Bank	4,490,592	7/16/13	5,870,017	5,916,973	(46,956)
SELL	EUR	UBS AG	3,210,018	7/16/13	4,203,791	4,229,641	(25,850)
SELL	GBP	Barclays Bank PLC	3,809,355	7/16/13	5,861,644	5,914,556	(52,912)
SELL	GBP	Citibank N.A.	273,000	7/16/13	416,019	423,871	(7,852)
SELL	GBP	Credit Suisse Group	817,266	7/16/13	1,252,370	1,268,919	(16,549)
SELL	GBP	Deutsche Bank AG	817,266	7/16/13	1,252,403	1,268,919	(16,516)
SELL	GBP	UBS AG	65,000	7/16/13	99,031	100,922	(1,891)
BUY	JPY	Deutsche Bank AG	284,598,000	7/16/13	2,940,220	2,920,619	(19,601)
SELL	JPY	Citibank N.A.	174,252,515	7/16/13	1,762,695	1,788,225	(25,530)
SELL	JPY	Deutsche Bank AG	68,986,000	7/16/13	700,265	707,952	(7,687)
SELL	JPY	Goldman Sachs International	93,985,000	7/16/13	946,498	964,499	(18,001)
BUY	KRW	JPMorgan Chase Bank	4,188,057,000	5/06/13	3,837,345	3,802,358	(34,987)
SELL	KRW	JPMorgan Chase Bank	4,260,503,000	5/06/13	3,851,372	3,868,132	(16,760)
BUY	MXN	JPMorgan Chase Bank	16,588,742	5/15/13	1,369,103	1,364,689	(4,414)
BUY	MYR	JPMorgan Chase Bank	4,995,726	5/02/13-6/03/13	1,646,396	1,639,979	(6,417)
BUY	NOK	Goldman Sachs International	3,670,526	7/16/13	636,027	634,679	(1,348)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 4/30/13 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
BUY	NZD	JPMorgan Chase Bank	728,781	7/16/13	$626,532	$621,415	$(5,117)
BUY	SEK	Deutsche Bank AG	16,483,038	7/16/13	2,570,932	2,538,948	(31,984)
SELL	SEK	Goldman Sachs International	1,494,000	7/16/13	225,085	230,127	(5,042)
BUY	THB	JPMorgan Chase Bank	37,353,000	7/18/13	1,279,650	1,270,201	(9,449)
BUY	ZAR	JPMorgan Chase Bank	9,134,933	5/20/13	1,019,969	1,015,450	(4,519)

							$(515,847)

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/13 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $838,699,574)	$1,026,930,881
Underlying affiliated funds, at cost and value	30,780,226
Total investments, at value, including $31,803,514 of securities on loan (identified cost, $869,479,800)	$1,057,711,107
Cash	421
Receivables for
Forward foreign currency exchange contracts	914,160
Investments sold	3,964,621
TBA sale commitments	3,458,247
Fund shares sold	2,365,317
Interest and dividends	6,444,292
Other assets	4,445
Total assets	$1,074,862,610
Liabilities
Payables for
Forward foreign currency exchange contracts	$515,847
Investments purchased	5,904,927
TBA purchase commitments	14,001,822
Fund shares reacquired	1,310,599
Collateral for securities loaned, at value	33,423,836
Payable to affiliates
Investment adviser	44,303
Shareholder servicing costs	503,386
Distribution and service fees	23,123
Payable for independent Trustees’ compensation	37,772
Accrued expenses and other liabilities	57,185
Total liabilities	$55,822,800
Net assets	$1,019,039,810
Net assets consist of
Paid-in capital	$847,140,716
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	188,630,864
Accumulated net realized gain (loss) on investments and foreign currency	(16,618,973)
Accumulated distributions in excess of net investment income	(112,797)
Net assets	$1,019,039,810
Shares of beneficial interest outstanding	65,222,285

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$575,741,522	36,940,060	$15.59
Class B	61,463,532	3,852,403	15.95
Class C	208,474,101	13,220,935	15.77
Class I	85,778,228	5,551,677	15.45
Class R1	3,628,654	231,033	15.71
Class R2	10,669,011	689,441	15.47
Class R3	10,042,175	646,215	15.54
Class R4	4,010,911	257,062	15.60
Class R5	59,231,676	3,833,459	15.45

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $16.54 [100 / 94.25 x $15.59]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/13 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$9,280,698
Interest	5,267,236
Dividends from underlying affiliated funds	24,747
Foreign taxes withheld	(292,202)
Total investment income	$14,280,479
Expenses
Management fee	$3,919,743
Distribution and service fees	1,966,926
Shareholder servicing costs	544,436
Administrative services fee	64,345
Independent Trustees’ compensation	10,634
Custodian fee	77,552
Shareholder communications	34,168
Audit and tax fees	32,679
Legal fees	5,542
Miscellaneous	84,382
Total expenses	$6,740,407
Fees paid indirectly	(27)
Reduction of expenses by investment adviser	(198,768)
Net expenses	$6,541,612
Net investment income	$7,738,867
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$7,494,518
Foreign currency	(3,656,721)
Net realized gain (loss) on investments and foreign currency	$3,837,797
Change in unrealized appreciation (depreciation)
Investments	$74,119,145
Translation of assets and liabilities in foreign currencies	751,418
Net unrealized gain (loss) on investments and foreign currency translation	$74,870,563
Net realized and unrealized gain (loss) on investments and foreign currency	$78,708,360
Change in net assets from operations	$86,447,227

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/13 (unaudited)	Year ended 10/31/12
From operations
Net investment income	$7,738,867	$13,253,182
Net realized gain (loss) on investments and foreign currency	3,837,797	15,519,687
Net unrealized gain (loss) on investments and foreign currency translation	74,870,563	40,350,658
Change in net assets from operations	$86,447,227	$69,123,527
Distributions declared to shareholders
From net investment income	$(9,440,072)	$(15,795,646)
Change in net assets from fund share transactions	$50,104,395	$59,040,489
Total change in net assets	$127,111,550	$112,368,370
Net assets
At beginning of period	891,928,260	779,559,890
At end of period (including accumulated distributions in excess of net investment income of $112,797 and undistributed net investment income of $1,588,408, respectively)	$1,019,039,810	$891,928,260

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/13 (unaudited)		Years ended 10/31
Class A			2012	2011	2010	2009	2008

Net asset value, beginning of period	$14.39		$13.52	$13.31	$12.49	$11.23	$15.66
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.25	$0.26	$0.22	$0.20	$0.27
Net realized and unrealized gain (loss) on investments and foreign currency	1.23		0.92	0.35	0.85	1.53	(3.10)
Total from investment operations	$1.36		$1.17	$0.61	$1.07	$1.73	$(2.83)
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.30)	$(0.40)	$(0.25)	$(0.37)	$(0.56)
From net realized gain on investments	—		—	—	—	(0.10)	(1.04)
Total distributions declared to shareholders	$(0.16)		$(0.30)	$(0.40)	$(0.25)	$(0.47)	$(1.60)
Net asset value, end of period (x)	$15.59		$14.39	$13.52	$13.31	$12.49	$11.23
Total return (%) (r)(s)(t)(x)	9.55	(n)	8.81	4.69	8.71	16.10	(19.92)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.28	(a)	1.30	1.30	1.33	1.39	1.42
Expenses after expense reductions (f)	1.23	(a)	1.25	1.25	1.25	1.27	1.30
Net investment income	1.82	(a)	1.80	1.89	1.71	1.77	1.97
Portfolio turnover	18	(n)	30	46	66	75	96
Net assets at end of period (000 omitted)	$575,742		$509,475	$477,216	$466,793	$434,536	$368,117

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/13 (unaudited)		Years ended 10/31
Class B			2012	2011	2010	2009	2008

Net asset value, beginning of period	$14.73		$13.83	$13.60	$12.76	$11.46	$15.93
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.15	$0.16	$0.12	$0.12	$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	1.24		0.94	0.36	0.88	1.57	(3.15)
Total from investment operations	$1.32		$1.09	$0.52	$1.00	$1.69	$(2.97)
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.19)	$(0.29)	$(0.16)	$(0.29)	$(0.46)
From net realized gain on investments	—		—	—	—	(0.10)	(1.04)
Total distributions declared to shareholders	$(0.10)		$(0.19)	$(0.29)	$(0.16)	$(0.39)	$(1.50)
Net asset value, end of period (x)	$15.95		$14.73	$13.83	$13.60	$12.76	$11.46
Total return (%) (r)(s)(t)(x)	9.05	(n)	8.01	3.94	7.86	15.27	(20.39)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.02	(a)	2.05	2.05	2.08	2.11	2.07
Expenses after expense reductions (f)	1.98	(a)	2.00	2.00	2.00	1.98	1.95
Net investment income	1.06	(a)	1.05	1.14	0.96	1.05	1.32
Portfolio turnover	18	(n)	30	46	66	75	96
Net assets at end of period (000 omitted)	$61,464		$59,468	$56,479	$54,548	$53,054	$59,239

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/13 (unaudited)		Years ended 10/31
Class C			2012	2011	2010	2009	2008

Net asset value, beginning of period	$14.56		$13.67	$13.45	$12.62	$11.35	$15.80
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.15	$0.16	$0.12	$0.12	$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	1.24		0.93	0.36	0.87	1.54	(3.12)
Total from investment operations	$1.32		$1.08	$0.52	$0.99	$1.66	$(2.94)
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.19)	$(0.30)	$(0.16)	$(0.29)	$(0.47)
From net realized gain on investments	—		—	—	—	(0.10)	(1.04)
Total distributions declared to shareholders	$(0.11)		$(0.19)	$(0.30)	$(0.16)	$(0.39)	$(1.51)
Net asset value, end of period (x)	$15.77		$14.56	$13.67	$13.45	$12.62	$11.35
Total return (%) (r)(s)(t)(x)	9.10	(n)	8.05	3.92	7.88	15.22	(20.39)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.02	(a)	2.05	2.05	2.08	2.11	2.07
Expenses after expense reductions (f)	1.98	(a)	2.00	2.00	2.00	1.99	1.95
Net investment income	1.07	(a)	1.05	1.14	0.96	1.04	1.32
Portfolio turnover	18	(n)	30	46	66	75	96
Net assets at end of period (000 omitted)	$208,474		$186,974	$171,596	$170,189	$155,007	$123,754

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/13 (unaudited)		Years ended 10/31
Class I			2012	2011	2010	2009	2008

Net asset value, beginning of period	$14.27		$13.41	$13.20	$12.39	$11.16	$15.55
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.27	$0.29	$0.25	$0.20	$0.31
Net realized and unrealized gain (loss) on investments and foreign currency	1.21		0.92	0.35	0.85	1.54	(3.05)
Total from investment operations	$1.36		$1.19	$0.64	$1.10	$1.74	$(2.74)
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.33)	$(0.43)	$(0.29)	$(0.41)	$(0.61)
From net realized gain on investments	—		—	—	—	(0.10)	(1.04)
Total distributions declared to shareholders	$(0.18)		$(0.33)	$(0.43)	$(0.29)	$(0.51)	$(1.65)
Net asset value, end of period (x)	$15.45		$14.27	$13.41	$13.20	$12.39	$11.16
Total return (%) (r)(s)(x)	9.62	(n)	9.08	5.00	8.97	16.27	(19.51)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03	(a)	1.06	1.05	1.08	1.09	1.07
Expenses after expense reductions (f)	0.98	(a)	1.00	1.00	1.00	0.99	0.95
Net investment income	2.10	(a)	2.00	2.17	1.97	1.76	2.31
Portfolio turnover	18	(n)	30	46	66	75	96
Net assets at end of period (000 omitted)	$85,778		$67,970	$26,765	$13,801	$15,697	$3,066

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/13 (unaudited)		Years ended 10/31
Class R1			2012	2011	2010	2009	2008

Net asset value, beginning of period	$14.50		$13.62	$13.40	$12.58	$11.32	$15.77
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.15	$0.15	$0.12	$0.12	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	1.24		0.92	0.37	0.86	1.54	(3.11)
Total from investment operations	$1.32		$1.07	$0.52	$0.98	$1.66	$(2.94)
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.19)	$(0.30)	$(0.16)	$(0.30)	$(0.47)
From net realized gain on investments	—		—	—	—	(0.10)	(1.04)
Total distributions declared to shareholders	$(0.11)		$(0.19)	$(0.30)	$(0.16)	$(0.40)	$(1.51)
Net asset value, end of period (x)	$15.71		$14.50	$13.62	$13.40	$12.58	$11.32
Total return (%) (r)(s)(x)	9.15	(n)	8.01	3.95	7.83	15.20	(20.42)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.02	(a)	2.05	2.05	2.08	2.10	2.11
Expenses after expense reductions (f)	1.98	(a)	2.00	2.00	2.00	1.99	1.98
Net investment income	1.07	(a)	1.05	1.13	0.97	1.02	1.26
Portfolio turnover	18	(n)	30	46	66	75	96
Net assets at end of period (000 omitted)	$3,629		$3,124	$3,126	$3,042	$2,460	$1,161

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/13 (unaudited)		Years ended 10/31
Class R2			2012	2011	2010	2009	2008

Net asset value, beginning of period	$14.29		$13.43	$13.22	$12.41	$11.17	$15.57
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.21	$0.22	$0.19	$0.18	$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	1.20		0.92	0.36	0.84	1.51	(3.06)
Total from investment operations	$1.32		$1.13	$0.58	$1.03	$1.69	$(2.82)
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.27)	$(0.37)	$(0.22)	$(0.35)	$(0.54)
From net realized gain on investments	—		—	—	—	(0.10)	(1.04)
Total distributions declared to shareholders	$(0.14)		$(0.27)	$(0.37)	$(0.22)	$(0.45)	$(1.58)
Net asset value, end of period (x)	$15.47		$14.29	$13.43	$13.22	$12.41	$11.17
Total return (%) (r)(s)(x)	9.34	(n)	8.55	4.46	8.39	15.81	(19.98)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53	(a)	1.56	1.55	1.58	1.61	1.59
Expenses after expense reductions (f)	1.48	(a)	1.50	1.50	1.50	1.49	1.47
Net investment income	1.59	(a)	1.54	1.64	1.48	1.57	1.81
Portfolio turnover	18	(n)	30	46	66	75	96
Net assets at end of period (000 omitted)	$10,669		$8,438	$5,687	$4,738	$5,459	$3,202

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/13 (unaudited)		Years ended 10/31
Class R3			2012	2011	2010	2009	2008

Net asset value, beginning of period	$14.35		$13.48	$13.27	$12.46	$11.21	$15.62
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.24	$0.25	$0.21	$0.20	$0.28
Net realized and unrealized gain (loss) on investments and foreign currency	1.22		0.93	0.36	0.85	1.53	(3.08)
Total from investment operations	$1.35		$1.17	$0.61	$1.06	$1.73	$(2.80)
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.30)	$(0.40)	$(0.25)	$(0.38)	$(0.57)
From net realized gain on investments	—		—	—	—	(0.10)	(1.04)
Total distributions declared to shareholders	$(0.16)		$(0.30)	$(0.40)	$(0.25)	$(0.48)	$(1.61)
Net asset value, end of period (x)	$15.54		$14.35	$13.48	$13.27	$12.46	$11.21
Total return (%) (r)(s)(x)	9.50	(n)	8.84	4.72	8.65	16.10	(19.80)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.28	(a)	1.31	1.30	1.33	1.36	1.35
Expenses after expense reductions (f)	1.23	(a)	1.25	1.25	1.25	1.24	1.23
Net investment income	1.80	(a)	1.77	1.87	1.70	1.78	2.02
Portfolio turnover	18	(n)	30	46	66	75	96
Net assets at end of period (000 omitted)	$10,042		$9,575	$6,308	$5,223	$4,593	$3,431

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/13 (unaudited)		Years ended 10/31
Class R4			2012	2011	2010	2009	2008

Net asset value, beginning of period	$14.41		$13.52	$13.30	$12.49	$11.24	$15.65
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.30	$0.29	$0.25	$0.23	$0.29
Net realized and unrealized gain (loss) on investments and foreign currency	1.22		0.90	0.36	0.85	1.53	(3.05)
Total from investment operations	$1.37		$1.20	$0.65	$1.10	$1.76	$(2.76)
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.31)	$(0.43)	$(0.29)	$(0.41)	$(0.61)
From net realized gain on investments	—		—	—	—	(0.10)	(1.04)
Total distributions declared to shareholders	$(0.18)		$(0.31)	$(0.43)	$(0.29)	$(0.51)	$(1.65)
Net asset value, end of period (x)	$15.60		$14.41	$13.52	$13.30	$12.49	$11.24
Total return (%) (r)(s)(x)	9.60	(n)	9.06	5.04	8.90	16.33	(19.53)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03	(a)	1.05	1.05	1.08	1.11	1.05
Expenses after expense reductions (f)	0.98	(a)	1.00	1.00	1.00	0.99	0.95
Net investment income	2.10	(a)	2.19	2.16	1.98	2.07	2.15
Portfolio turnover	18	(n)	30	46	66	75	96
Net assets at end of period (000 omitted)	$4,011		$2,642	$32,383	$26,752	$22,340	$14,809

See Notes to Financial Statements

Financial Highlights – continued

Class R5	Six months ended 4/30/13		Years ended 10/31/12 (i)
	(unaudited)
Net asset value, beginning of period	$14.27		$13.29
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	1.21		1.01
Total from investment operations	$1.37		$1.08
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.10)
Net asset value, end of period (x)	$15.45		$14.27
Total return (%) (r)(s)(x)	9.67	(n)	8.16	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94	(a)	1.00	(a)
Expenses after expense reductions (f)	0.90	(a)	0.94	(a)
Net investment income	2.15	(a)	1.24	(a)
Portfolio turnover	18	(n)	30
Net assets at end of period (000 omitted)	$59,232		$44,263

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class’ inception, June 1, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Global Total Return Fund (the fund) is a series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities which is intended to clarify the scope of Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities. Consistent with the effective date for ASU 2011-11, ASU 2013-01 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. Although still evaluating the potential impact of these two ASUs to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are

Notes to Financial Statements (unaudited) – continued

generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted

Notes to Financial Statements (unaudited) – continued

quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$615,677,326	$—	$—	$615,677,326
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	29,047,063	—	29,047,063
Non-U.S. Sovereign Debt	—	217,887,778	—	217,887,778
U.S. Corporate Bonds	—	48,302,318	—	48,302,318
Residential Mortgage-Backed Securities	—	40,507,228	—	40,507,228
Commercial Mortgage-Backed Securities	—	12,462,523	—	12,462,523
Asset-Backed Securities (including CDOs)	—	344,698	—	344,698
Foreign Bonds	—	29,278,111	—	29,278,111
Short Term Securities	—	33,423,836	—	33,423,836
Mutual Funds	30,780,226	—	—	30,780,226
Total Investments	$646,457,552	$411,253,555	$—	$1,057,711,107

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$398,313	$—	$398,313

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund entered into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Notes to Financial Statements (unaudited) – continued

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2013 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange	$914,160	$(515,847)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2013 as reported in the Statement of Operations:

Risk	Foreign Currency
Foreign Exchange	$(3,581,131)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2013 as reported in the Statement of Operations:

Risk	Translation of Assets and Liabilities in Foreign Currencies
Foreign Exchange	$760,197

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions

Notes to Financial Statements (unaudited) – continued

traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures contracts and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swap agreements and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been segregated to cover obligations of the fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Notes to Financial Statements (unaudited) – continued

Security Loans – JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in short-term securities. Collateral for securities loaned is held at carrying value, which approximates fair value. If the collateral for securities loaned was carried at fair value, its fair value would be considered level 2 under the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments.

Notes to Financial Statements (unaudited) – continued

At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA purchase commitments are held at carrying amount, which approximates fair value and are categorized as Level 2 within the fair value hierarchy disclosure. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, straddle loss deferrals and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/12
Ordinary income (including any short-term capital gains)	$15,795,646

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/13
Cost of investments	$869,479,800
Gross appreciation	197,858,622
Gross depreciation	(9,627,315)
Net unrealized appreciation (depreciation)	$188,231,307

As of 10/31/12
Undistributed ordinary income	4,166,292
Capital loss carryforwards	(7,242,801)
Other temporary differences	(2,785,915)
Net unrealized appreciation (depreciation)	100,754,363

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after October 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of October 31, 2012, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

10/31/17	$(7,242,801)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to

Notes to Financial Statements (unaudited) – continued

shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 4/30/13	Year ended 10/31/12 (i)
Class A	$5,809,993	$10,517,778
Class B	416,516	778,999
Class C	1,362,713	2,425,193
Class I	892,667	883,336
Class R1	24,686	44,017
Class R2	82,527	121,842
Class R3	106,767	155,037
Class R4	38,808	739,854
Class R5	705,395	129,590
Total	$9,440,072	$15,795,646

(i)	For Class R5, the period is from inception, June 1, 2012, through the stated period end.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.84% of the fund’s average daily net assets.

The investment adviser has agreed in writing to reduce its management fee to 0.75% of average daily net assets in excess of $500 million and 0.70% of average net asset in excess of $1.0 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2014. For the six months ended April 30, 2013, this management fee reduction amounted to $197,096, which is shown as a reduction of total expenses in the Statement of Operations. Effective April 1, 2013, MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the period April 1, 2013 through April 30, 2013, this management fee reduction amounted to $441, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2013 was equivalent to an annual effective rate of 0.80% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets.

Classes
A	B	C	I	R1	R2	R3	R4	R5
1.25%	2.00%	2.00%	1.00%	2.00%	1.50%	1.25%	1.00%	0.94%

Notes to Financial Statements (unaudited) – continued

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2014. For the six months ended April 30, 2013, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $218,864 for the six months ended April 30, 2013, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$662,047
Class B	0.75%	0.25%	1.00%	1.00%	296,094
Class C	0.75%	0.25%	1.00%	1.00%	957,032
Class R1	0.75%	0.25%	1.00%	1.00%	16,516
Class R2	0.25%	0.25%	0.50%	0.50%	23,196
Class R3	—	0.25%	0.25%	0.25%	12,041
Total Distribution and Service Fees					$1,966,926

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2013 based on each class’s average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2013, were as follows:

Amount
Class A	$571
Class B	46,402
Class C	4,178

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2013, the fee was $111,052, which equated to 0.0238% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended April 30, 2013, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $433,384.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2013 was equivalent to an annual effective rate of 0.0138% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $104 and the Retirement Deferral plan resulted in an expense of $1,327. Both amounts are included in independent Trustees’ compensation for the six months ended April 30, 2013. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $35,174 at April 30, 2013, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of

Notes to Financial Statements (unaudited) – continued

services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended April 30, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $3,149 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,231, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$104,900,607	$82,757,723
Investments (non-U.S. Government securities)	$110,092,550	$78,398,650

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/13		Year ended 10/31/12 (i)
	Shares	Amount	Shares	Amount
Shares sold
Class A	4,522,349	$66,690,160	7,234,640	$99,631,725
Class B	235,523	3,575,795	776,413	10,854,842
Class C	1,287,691	19,294,595	2,195,416	30,666,261
Class I	1,223,860	17,916,774	3,286,692	45,643,914
Class R1	50,205	744,603	34,261	474,217
Class R2	239,136	3,494,714	338,742	4,677,786
Class R3	49,891	733,850	320,651	4,477,784
Class R4	106,987	1,575,910	767,687	10,554,774
Class R5	1,268,670	18,386,094	3,186,890	44,578,612
	8,984,312	$132,412,495	18,141,392	$251,559,915

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/13		Year ended 10/31/12 (i)
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	363,501	$5,282,267	694,754	$9,283,499
Class B	23,512	347,888	47,374	639,046
Class C	66,183	967,876	126,783	1,692,066
Class I	44,466	641,526	42,237	566,079
Class R1	1,694	24,686	3,312	44,017
Class R2	3,013	43,486	6,732	89,062
Class R3	7,370	106,767	11,639	155,037
Class R4	2,664	38,808	55,776	739,854
Class R5	48,906	705,395	9,008	129,590
	561,309	$8,158,699	997,615	$13,338,250

Shares reacquired
Class A	(3,346,756)	$(49,310,372)	(7,826,734)	$(108,402,993)
Class B	(444,756)	(6,741,884)	(870,351)	(12,225,397)
Class C	(975,887)	(14,529,493)	(2,028,882)	(28,382,266)
Class I	(480,275)	(6,999,586)	(561,740)	(7,723,659)
Class R1	(36,297)	(539,214)	(51,621)	(713,329)
Class R2	(143,167)	(2,091,356)	(178,498)	(2,461,329)
Class R3	(78,292)	(1,154,869)	(132,930)	(1,824,004)
Class R4	(35,928)	(532,829)	(3,035,654)	(42,784,940)
Class R5	(586,288)	(8,567,196)	(93,727)	(1,339,759)
	(6,127,646)	$(90,466,799)	(14,780,137)	$(205,857,676)

Net change
Class A	1,539,094	$22,662,055	102,660	$512,231
Class B	(185,721)	(2,818,201)	(46,564)	(731,509)
Class C	377,987	5,732,978	293,317	3,976,061
Class I	788,051	11,558,714	2,767,189	38,486,334
Class R1	15,602	230,075	(14,048)	(195,095)
Class R2	98,982	1,446,844	166,976	2,305,519
Class R3	(21,031)	(314,252)	199,360	2,808,817
Class R4	73,723	1,081,889	(2,212,191)	(31,490,312)
Class R5	731,288	10,524,293	3,102,171	43,368,443
	3,417,975	$50,104,395	4,358,870	$59,040,489

(i)	For Class R5, the period is from inception, June 1, 2012, through the stated period end.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily,

Notes to Financial Statements (unaudited) – continued

unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2013, the fund’s commitment fee and interest expense were $2,656 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	35,628,764	101,287,104	(106,135,642)	30,780,226

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$24,747	$30,780,226

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2012 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST VI

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: June 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: June 17, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 17, 2013

*	Print name and title of each signing officer under his or her signature.